     As filed with the Securities and Exchange Commission February 28, 2003
                                             1933 Act Registration No. 333-83871
                                             1940 Act Registration No. 811-09495
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------

                                    Form N-1A

      REGISTRATION STATEMENT UNDER
       THE SECURITIES ACT OF 1933..................................... X
        Pre-Effective Amendment No....................................
        Post-Effective Amendment No................................... 3
                                     and/or

      REGISTRATION STATEMENT UNDER
       THE INVESTMENT COMPANY OF 1940................................. X
        Amendment No.................................................. 6

                                    ---------

                             The Legacy Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                   61 Broadway
                          New York, New York 10006-2802
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, including Area Code (212) 269-7862

                                 James H. Bluck
                            Hughes Hubbard & Reed LLP
                             One Battery Park Plaza
                            New York, New York 10004
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b)
      [x] on March 1, 2003 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:             Shares of Beneficial Interest,
                                                  par value $.001 per share

================================================================================

                                     [LOGO]

                               LEGACY GROWTH FUND

             A diversified fund of growth-oriented equity securities
               having the objective of long term growth of capital

                                   PROSPECTUS

                                  March 1, 2003

                                -----------------

                             THE LEGACY FUNDS, INC.
                                   61 Broadway
                             New York, NY 10006-2802
                                   31st Floor
                                 (800) 221-2598

Shares of the  Legacy  Growth  Fund are sold  through  the  Fund's  distributor,
Ingalls & Snyder LLC.  Shares are available for IRAs and retirement  plans.  The
Fund is not  available  in all states;  please call the Fund or your  investment professional  for details.  This prospectus does not constitute an offer to sell or the solicitation of an offer to sell securities in any jurisdiction where the offer or sale is not permitted.

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

As with all mutual funds,  the U.S.  Securities and Exchange  Commission has not
approved or  disapproved  these  securities  or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Additional Information................................................Back Cover

             Risk/Return Summary; Investments, Risks and Performance

Investment Objective

      The  objective of the Fund is to achieve  long-term  growth of capital for its shareholders.

Investment Process and Strategy

      The Fund's investment adviser,  Ingalls & Snyder LLC, was founded in 1924.
The investment  adviser regularly  monitors the financial and investment outlook in the  United  States  and  abroad in an effort to  anticipate  and  understand changing  business,  economic  and  political  trends that may affect the Fund's investments.

      The Fund seeks to achieve its investment  objective by investing primarily in a diversified  portfolio of common stocks and to a lesser extent other equity
securities  (such  as  preferred  stock)  of  growth-oriented   companies,  i.e.
companies  whose growth,  cash flow and earnings  prospects are promising in the opinion  of the Fund's  investment  adviser.  The  investment  adviser  performs comprehensive  research  designed to identify  companies  that offer  attractive investment opportunities.  In particular, the Fund seeks companies having strong balance sheets,  highly capable managements,  unique aspects to their businesses
(such as unique products,  franchises or unique services),  positive and growing cash flows, high returns on equity and superior rates of growth of earnings over an extended  period.  The  growth-oriented  companies  in which the Fund invests consist of primarily U.S. domestic  companies with significant  foreign sales or operations or significant overseas growth opportunities.  The investment adviser believes  that  investments  in these  types  of  companies  permit  the Fund to participate  in both  domestic and  overseas  growth  opportunities  without the additional  risks of  investing  directly  in foreign  securities.  Many  growth companies pay low or no dividends,  and investors  should not invest in the Fund for current income.

      In evaluating  investment  opportunities,  the investment  adviser employs fundamental,  qualitative,  statistical and quantitative  analysis of individual companies as well as research concerning  industries and industry segments.  The investment  adviser  considers the  following  factors,  among other things,  in evaluating a company's growth prospects:  the company's  historical  performance and growth strategy,  the growth rate of the industries in which it operates and the  markets  into which it sells,  the nature of its  competitive  environment, technological  developments  and trends in its market share.  In evaluating  the quality of a company's management, the investment adviser considers, among other things,  the  historical  financial  performance  of the  company as well as the management's  reputation  in the  relevant  industry.  From  time  to  time  the investment  adviser seeks to meet with the  management of companies in which the
Fund invests or may consider investing. There is no guarantee, however, that the investment adviser will be able to meet with the management of these companies.

      The majority of the  holdings in the Fund will be in large  capitalization common stocks (over $10 billion market capitalization). The Fund also may invest in  foreign  securities  and  securities  of medium and small  sized  companies.
Holdings of medium and small sized  companies  normally would not represent over fifteen percent of the net assets of the Fund at the time of purchase.  Holdings of foreign securities  normally would not represent over twenty-five  percent of the Fund's net assets at the time of purchase.

      Under  normal  market  conditions,  it is  the  Fund's  policy  to  invest substantially  all of its assets in common  stocks and to a lesser  extent other equity securities. However, if the Fund's investment adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions,  the
Fund may invest up to 100% of its assets  temporarily  in short-term  non-equity securities,  such as investment grade corporate bonds, commercial paper and U.S.
government securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the investment  adviser does not correctly anticipate  fluctuations  in the equity  and debt  securities  markets,  may not contribute to achieving the Fund's investment objective.

      The Fund may employ  leverage by borrowing money for the purpose of making additional investments.  The Fund may borrow from banks or other lenders and may
enter  into  reverse  repurchase  agreements.   The  Fund  normally  will  limit
borrowings  for leverage  purposes to a maximum of ten percent of the net assets of the Fund. Money borrowed is subject to interest costs.

      In the management of the Fund's investments the investment adviser employs a long term, limited turnover investment approach. The Fund seeks to achieve its long term growth objective primarily by purchasing and holding common stocks and to a lesser extent other equity securities over an extended period. This limited turnover  approach tends to reduce  transaction costs and reduce the realization of short term capital gains which, when distributed to U.S. shareholders,  would be taxable to them as ordinary  income.  For the fiscal  year ended  October 31,
2002, the Fund's portfolio turnover rate was 43%.

      This investment approach,  however,  could result in the accumulation over time of a substantial  amount of unrealized  capital gains. If the Fund sells an investment with substantial  unrealized gains,  those gains, when distributed to the shareholders of the Fund will be taxable to U.S.  shareholders owning shares at that time, even though the shareholder may not have been a shareholder of the
Fund during all or a portion of the period  during  which the  unrealized  gains were accumulated.

      See "Additional Information about the Fund's Investments" on page 7.

Principal Risks

      All investments  involve some level of risk.  Simply defined,  risk is the possibility that you will lose money or not make money.  Loss of money is a risk of investing in the Fund.  The principal risk factors for the Fund are discussed below.  Before you invest,  please make sure you understand the risks that apply to your investment.

      Market and Investment  Risks.  The principal risk of investing in the Fund is that common stock prices are subject to market,  economic and business  risks that will cause their prices to fluctuate  over time.  While common  stocks have historically been a leading choice of long-term growth-oriented investors, stock prices may decline over short or even extended periods.  Therefore, the value of your investment in the Fund may go up and down and you could lose money.

      Portfolio  Strategy Risks.  The Fund's  investment  success depends on the skill of the  investment  adviser in  evaluating,  selecting and  monitoring the
Fund's assets.  If the investment  adviser's  conclusions  about growth rates or stock values are  incorrect,  the Fund may not perform as  anticipated.  Certain investment  strategies  and  techniques  may be more effective in certain market environments  than others.  The strategies and techniques used by the Fund could cause  the  Fund's  performance  to differ  from the  market as a whole or other mutual funds.

      Small  Capitalization  Stock  Risk.  To the  extent  the Fund  invests  in securities  of small  sized  companies,  the Fund's  investments  are subject to certain risks of small  capitalization  companies.  These risks include the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited  product lines or financial  resources,  or may be dependent upon a small or inexperienced  management group or on a particular niche of the market.
In addition,  small cap stocks  typically are traded in lower volume,  and their issuers typically are subject to greater degrees of change in their earnings and prospects.

      Medium  Capitalization  Stock  Risk.  To the  extent  the Fund  invests in securities  of medium sized  companies,  the Fund's  investments  are subject to certain risks of medium capitalization  companies.  These risks include the risk that  stocks of  mid-sized  companies  may be subject to more  abrupt or erratic market movements than stocks of larger,  more established  companies.  Mid-sized companies  may have limited  product  lines or financial  resources,  and may be dependent upon a particular niche of the market.

      Risks  Associated  with  Foreign  Operations  of Portfolio  Companies  and
Foreign Companies.  To the extent the Fund invests in companies with significant foreign sales or operations, the Fund's investments are subject to certain risks of foreign  markets.  These risks  include  the risk of  currency  fluctuations, nationalization,  expropriation,  confiscatory  taxation,  political changes and diplomatic  developments  that could adversely affect the foreign  operations of companies in which the Fund invests and the value of the Fund's investments.

      Risks of Leverage. The Fund may employ leverage by borrowing money for the purpose  of  making  additional  investments.  This  could  have the  effect  of magnifying  the Fund's gains or losses and could result in increased  volatility of the Fund's  share  price.  In order to limit such  risks,  the Fund  normally limits  borrowings for leverage  purposes to a maximum of ten percent of the net assets of the Fund. Money borrowed is subject to interest costs.

Performance Summary

The bar  chart and table  shown  below  provide  an  indication  of the risks of investing  in the  Fund  by  showing  changes  in the  Fund's  performance  from year-to-year  since the  inception  of the Fund and by  showing  how the  Fund's average  annual  returns  for one year and for the life of the Fund  compare  to those of a broad-based securities market index and with an index of mutual funds
with  investment   objectives   similar  to  the  Fund's.   All  returns  assume
reinvestment  of dividends and the  deduction of all fees and expenses.  How the
Fund has performed in the past is not  necessarily an indication of how the Fund will  perform  in  the  future.  Investment  return  and  principal  value  will fluctuate,  so that your shares,  when redeemed,  may be worth more or less than the original cost. The performance  information shown below does not reflect the deduction of taxes that a  shareholder  would pay on Fund  distributions  or the redemption of shares.

          Year-by-Year Total Returns (as of December 31 of each year)*

*  The Fund's total return for the period  November 1, 2002 through  January 31,
   2003 was -5.82%.

** Reflects  the period  from the  inception  of the Fund on  February  15, 2000 through December 31, 2000.

Best Quarter:   October 1, 2001 through December 31, 2001      20.30%
Worst Quarter:  October 1, 2000 through December 31, 2000     -21.44%

          Average Annual Total Returns (years ended December 31, 2002)

                                                                             1 Year     Life of the Fund(1)
Legacy Growth Fund1
   Return before taxes ....................................................  -22.78%    -18.82%
   Return after taxes on distributions(2) .................................  -22.78%    -18.82%
   Return after taxes on distributions and
   sale of Fund shares(2) .................................................  -13.99%    -14.41%
S&P 500 Index(3) ..........................................................  -22.10%    -13.77%
Lipper Large Cap Growth Fund Index(4)......................................  -28.11%    -24.88%

------------

(1) Since the inception of the Fund on February 15, 2000.

(2) After-tax  returns are calculated  using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from  those  shown.  The  after-tax  returns  shown are not relevant  to  investors  who hold their  Fund  shares  through  tax-deferred arrangements  such as 401(k) plans or individual  retirement  accounts or to foreign  investors who are subject to different  taxation rules.  The return after taxes on  distributions  and sale of Fund shares shown above is higher than the return  before  taxes  because  the method of  calculation  assumes generally  that you can use the capital loss  realized upon the sale of Fund shares  to offset  income  of the same tax  character  from  other  sources, thereby reducing the amount of tax you otherwise might owe.

(3) The S&P 500 Index is the  Standard & Poor's  Composite  Index of 500  Stocks,
    which is a commonly  recognized  unmanaged  price  index of 500 widely  held common stocks.  Unlike the Fund's returns,  the S&P 500 index returns do not reflect any fees, expenses or taxes.

(4) The Lipper  Large Cap Growth  Fund  Index is a  composite  of the 30 largest
    "large  cap  growth"  mutual  funds,  as  categorized  by Lipper  Analytical
    Services, Inc. and does not reflect the effect of taxes.

                                Fees and Expenses

      The following tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

      Shareholder Fees (fees paid directly from your investment)........ None+

      Annual Fund  Operating  Expenses  (expenses  that are  deducted  from Fund assets)

         Management Fees.......................................... 1.00%
         Distribution and Service (12b-1) Fees.................... 0.50%*
         Other Expenses........................................... 5.02%
         Total Annual Fund Operating Expenses..................... 6.52%*
         Less fee waiver and expense reimbursement................(4.82%)**
         Net Expenses............................................. 1.70%

------------

†  Currently there is a $25 wire  redemption fee assessed by the Fund,  which is subject to change.  There is no fee for  redemptions  if proceeds are sent by check.

*  Effective May 25, 2001,  Ingalls & Snyder LLC, the  distributor  of shares of the Legacy Growth Fund,  agreed to waive its  distribution  (12b-1) fee. This fee waiver may be terminated  by Ingalls & Snyder at any time.  The waiver of the distribution fee will not have an immediate effect on the overall expense ratio of the Fund  because of the  obligation  of Ingalls & Snyder  under its
   Investment  Advisory  Agreement  with the Fund to limit the Total Annual Fund
   Operating  Expenses of the Fund on an annualized  basis to no more than 1.70%
   of the Fund's average net assets as described below.

** Ingalls & Snyder has  contractually  agreed to continue to waive its advisory fee or reimburse the Fund's  expenses to the extent  necessary to ensure that
   Total Annual Fund  Operating  Expenses on an  annualized  basis do not exceed
   1.70% of the Fund's  average  net assets and has agreed  that the waiver will remain in effect until at least March 1, 2004.  This  contractual  fee waiver may not be  discontinued  or modified  by Ingalls & Snyder  during the stated
   period.

Example

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes you  invest  $10,000  in the Fund  for the  time  periods  indicated  (with  all dividends and distributions being reinvested) and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a
5% return  each year and that the  Fund's  operating  expenses  remain the same.
Although  your actual costs may be higher or lower,  based on these  assumptions your costs would be:

                  1 Year        3 Years        5 Years        10 Years
                  $173*         $1,499*        $2,786*        $5,835*

------------
*  This  example is based on the Total  Annual  Operating  Expenses  of the Fund without  giving effect to the expense  limitation  and fee waivers  described above  beyond  March 1, 2004.  Because  the Fund does not charge any fee upon redemptions, your costs would be the same if you did not redeem your shares.

                               Investment Adviser

      Ingalls & Snyder LLC, 61 Broadway, New York, NY 10006-2802,  serves as the investment  adviser  for the Fund and is  responsible  for  managing  the Fund's investment  portfolio.  As  investment  adviser,  Ingalls  &  Snyder  identifies companies for investment, determines when securities should be purchased or sold by the Fund and selects brokers or dealers,  which may include Ingalls & Snyder, to  execute  transactions  for  the  Fund's  portfolio.  For  its  services  the investment  adviser  receives an annual fee equal to 1.00% of the Fund's average net assets.  Ingalls & Snyder has contractually  agreed to continue to waive its advisory fee or reimburse the Fund's expenses to the extent  necessary to ensure that Total Annual Fund Operating  Expenses on an annualized  basis do not exceed
1.70% of the Fund's  average  net assets and has agreed  that this  waiver  will remain in effect  until at least  March 1, 2004.  The  limitation  resulted in a reimbursement  by Ingalls & Snyder to the Fund in the most  recent  fiscal  year that  exceeded  the  amount of the  investment  advisory  fee for the year.  The contractual  fee waiver may not be  discontinued or modified by Ingalls & Snyder during the stated period.

      Ingalls & Snyder was founded in 1924.  Registered as an investment adviser with the U.S.  Securities and Exchange  Commission under the Investment Advisers
Act of 1940,  the firm  provides  investment  services to clients of  substance, including retirement plans, IRAs,  corporations,  individuals,  trusts, estates, and charitable  organizations located in the United States and abroad. Ingalls &
Snyder  also is a  registered  broker-dealer  and a  member  of the New York and
American Stock Exchanges and the National Association of Securities Dealers.

      Almost 6,000 client accounts,  valued at approximately  $3.5 billion,  are entrusted  to  Ingalls & Snyder  for  investment  management,  research,  or the execution  of  transactions.  Ingalls & Snyder  manages and  advises  investment portfolios  with a total  market  value of $2 billion.  Managing  directors  and associates of Ingalls & Snyder act as investment advisers to a number of pension plans and philanthropic and educational  endowments.  Ingalls & Snyder is wholly owned by its  directors,  who are actively  involved in all phases of the firm's operations.

                                Portfolio Manager

      The  Portfolio  Manager  of the Fund is  Robert  E.  Belknap,  a  Managing
Director of Ingalls & Snyder LLC. As Portfolio Manager,  Mr. Belknap has primary responsibility for managing the Fund's investment portfolio.

      Mr. Belknap has over thirty-five years experience as an investment adviser to individuals,  charitable organizations,  corporations,  trusts and retirement accounts in the United  States and abroad.  At the date of this  prospectus,  he manages  discretionary  portfolios  using techniques  substantially  the same as those to be used by the Fund with  aggregate  assets in excess of $135  million.
Mr. Belknap  graduated from the University of Virginia in 1961, served as a line officer in the U.S. Navy and  specialized in finance and  investments at the New
York University Graduate School of Business.  He is a Senior Security Analyst of
the New York  Society  of  Security  Analysts,  a North  American  Member of the
International  Society  of  Financial  Analysts,  and a  Fellow  Member  of  the
Financial  Analysts  Federation and of the Association of Investment  Management
and  Research.  Prior to joining  Ingalls & Snyder as a Principal  in 1993,  Mr.

Belknap  was  a  Senior  Vice  President  of  Seligman  Securities,   Inc.  with
responsibility  for  managing  client  investment  portfolios  and  concurrently
Principal of Robert E. Belknap & Co.

                                 Advisory Board

      The  Advisory  Board  consists of persons who are, in the  judgment of the investment adviser,  knowledgeable about business, trade, political and economic matters.  The  Portfolio  Manager may  consult  with  individual  members of the
Advisory  Board from time to time  concerning  business,  trade,  political  and economic  matters in the United States or abroad.  Members of the Advisory Board do not  possess  any  authority  or  responsibility  with  respect to the Fund's investments.  The Portfolio  Manager does not discuss specific  investments with members  of the  Advisory  Board,  nor do  members  of the  Advisory  Board give investment advice to the Fund.  Members of the Advisory Board do not receive any compensation  from the Fund for  service in that  capacity.  The  members of the
Advisory Board are listed below.

    Thomas H. Belknap, Esq.(1)               Mr. Henry H. Hubbard, III
    Partner                                  Chief Operating Officer, Ret.
    Ropes & Gray                             Trimingham's
    Boston, MA                               Tryon, NC

    Mr. David G. Booth                       Mr. John G. Hunter
    Managing Director, Ret.                  Managing Director
    Morgan Stanley Dean Witter, Inc.         The Management Exchange Inc.
    New York, NY                             New York, NY

    Mr. W. Neville Conyers                   Mr. William J. Loschert
    Chairman                                 Chairman, Ret.
    Bermuda Aviation Services                ACE UK Limited
    Limited/Aircraft Services                London, England
    Bermuda Limited
    Hamilton, Bermuda

    Mr. Marc Declerck                        Mr. C. P. T. Vaughan-Johnson
    Agent Delague                            Deputy Chairman
    Bank Delen                               Duncan Lawrie Limited
    Brussels, Belgium                        London, England

    Mr. Christopher Finn(2)                  Mr. John S. Wadsworth, Jr.
    Managing Director-International          Honorary Chairman of Morgan Stanley
    The Carlyle Group Inc.                   Asia Limited
    London, England                          San Francisco, CA

    Mr. Timothy P. Finn(2)                   Mr. Lewis M. Weston
    Managing Partner                         Retired Partner
    Stonegate Capital LLC                    Goldman Sachs & Co.
    New York, NY                             New York, NY

    Mr. David W. Fisher                      Mr. Edward W. Wheeler
    Managing Director, Ret.                  Senior Vice President of
    J.P. Morgan & Co.                        The Buckingham Research Group Inc.
    Falmouth, Maine                          New York, NY

    Mr. Jolmer D. Gerritse                   Mr. Robert D. White
    Managing Director                        Chief Operating Officer
    SNS Securities N.V.                      Investor Select Advisors, Inc.
    Amsterdam, The Netherlands               New York, NY

    Roger T. Wickers, Esq.                   Mr. Henry K. Wingate
    Senior Vice President and                Educational Consultant
    General Counsel, Ret.                    Sandisfield, MA
    The Keystone Group
    Wolfboro, NH

------------
(1) Thomas H.  Belknap,  Esq.  is the brother of Robert E.  Belknap,  who is the
    President and Portfolio Manager of the Fund.
(2) Christopher Finn and Timothy P. Finn are brothers.

               Additional Information about the Fund's Investments

      This  section  contains  more  detailed   information   about  the  Fund's
investments and its investment process.

      The Fund's investment  objective is to achieve long-term growth of capital for its shareholders. This objective may be changed or modified in the future by action of the Fund's Board.  Shareholder  approval is not required to modify the investment  objective;  however,  shareholders  would receive  advanced  written notice of any such change.

      Types of Investments.  The Fund seeks to invest primarily in a diversified portfolio of common  stocks and to a lesser  extent other equity  securities  of growth-oriented  companies,  i.e. companies whose growth, cash flow and earnings prospects  are  promising  in the  opinion  of the  Fund's  investment  adviser.
Specifically,  the Fund  normally  requires  that such  companies  have a strong balance  sheet,  a highly  capable  management,  a unique aspect to its business
(such as unique products, franchises or unique services), a positive and growing cash flow,  a high  return on equity and a superior  rate of growth of  earnings over an extended period. The growth-oriented companies in which the Fund invests consist primarily of U.S. domestic  companies with significant  foreign sales or operations or significant overseas growth opportunities.  The investment adviser believes  that  investments  in these  types  of  companies  permit  the Fund to participate  in both  domestic and  overseas  growth  opportunities  without the additional  risks of  investing  directly  in foreign  securities.  Many  growth companies pay low or no dividends,  and investors  should not invest in the Fund for current income.

      In addition to common stocks,  the equity securities in which the Fund may invest include  preferred  stocks,  convertible  securities (such as convertible debt securities or convertible preferred stock) that are convertible into common or  preferred  stock,  and options or warrants to purchase  common or  preferred stock or similar securities or interests.  Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in common stocks and to a lesser  extent other  equity  securities.  However,  the Fund may invest in money market instruments during times when excess cash is generated or when cash is  held  pending  investment  in  suitable  securities  or in  anticipation  of redemptions  or payment of  dividends or  distributions  or for the Fund's other cash requirements.  Such money market investments include short-term obligations of the U.S.  government,  investment grade corporate bonds,  commercial paper or money market mutual funds. If the Fund's investment  adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions,  the
Fund may invest up to 100% of its assets  temporarily in non-equity  securities, such as  investment  grade  corporate  bonds,  commercial  paper and  government securities.

      Stock Selection  Process.  The investment  adviser  identifies  stocks for investment  using its own research and analysis and the research and analysis of major U.S.  investment and brokerage firms.  When analyzing a company's  outlook
and  prospects,   the  investment  adviser  employs  fundamental,   qualitative,
statistical  and  quantitative  analysis  of  individual  companies  as  well as research  concerning  industries and industry segments and evaluates a company's ability to generate sustained above-average growth for its business and earnings relative  to other  companies.  Fundamental  analysis  is a method  of  security valuation  that  involves  examining  a  company's  financials  and  operations, especially sales, earnings growth, growth potential,  assets, debt,  management, products,  and competition.  Qualitative analysis is a method of determining the value of an  investment by examining its  non-numeric  characteristics,  such as management,  employee morale,  customer  loyalty,  and brand value.  Statistical analysis involves screening of securities databases for companies having desired financial  and  other  characteristics.  Quantitative  analysis  is a method  of determining  the value of an investment by examining its  numerical,  measurable characteristics such as revenues, earnings, margins and market share.

      The  investment  adviser  considers  the  following  factors,  among other things,  in evaluating a company's growth  prospects:  the company's  historical performance and growth  strategy,  the growth rate of the industries in which it operates  and the  markets  into which it sells,  the nature of its  competitive environment,  technological  developments  and  trends in its market  share.  In evaluating  the  quality  of a  company's  management,  the  investment  adviser considers,  among other things,  the  historical  financial  performance  of the company as well as the management's  reputation in the relevant  industry.  From time to time the  investment  adviser  seeks  to meet  with  the  management  of companies  in which the Fund  invests  or may  consider  investing.  There is no guarantee,  however,  that the investment  adviser will be able to meet with the management of these companies.

      Once the Fund  identifies  a company  meeting  its  criteria,  it seeks to acquire the  company's  stock at reasonable  prices.  In attempting to determine
reasonable  price  levels,   the  investment   adviser  utilizes  a  variety  of
measurement  methods,  including a comparison  of a company's  price-to-earnings ratio with its  growth  rate and an  evaluation  of its ratio of sales to market capitalization  and  evaluates  the price of the stock  relative  to its  future prospects.  The Fund may from time to time purchase  stocks having minimal or no current earnings or with high price-to-earnings  ratios relative to their growth rates.  The Fund normally seeks to reduce its exposure to risk by  concentrating in larger companies (generally companies with a market  capitalization in excess of $10  billion),  but also may  invest  up to 15% of its  assets at the time of purchase  in medium and  smaller  sized  companies  which in the  opinion of the adviser offer good prospects for future growth.

      The Fund employs a long-term  investment  strategy  under which stocks are normally  held for extended  periods of time.  However,  if the price of a stock owned in the Fund moves up  significantly,  particularly if this movement occurs in a short  period of time,  the  investment  adviser  may sell shares to reduce exposure to the stock.  Likewise if the price of a stock owned in the Fund moves down,  the adviser  may take  advantage  of the  decline to purchase  additional shares. In addition,  the Fund may sell a particular  investment if it no longer
meets  the  Fund's   investment   criteria,   if  more   attractive   investment
opportunities exist or, if necessary, to fund the Fund's cash needs or dividends or distributions.

      In selling  securities,  the investment  adviser seeks to minimize adverse tax  consequences  to  shareholders  by minimizing the  requirement  for taxable distributions.  For example,  when selling  securities  the  investment  adviser generally  will select those shares  purchased at the highest  price in order to minimize or offset the  realization of capital  gains.  When this approach would produce short-term gains,  however, the Fund may endeavor to convert those gains to  long-term  status by selling  the  highest  cost  shares  having a long-term holding period.

                           Additional Risk Information

      The  principal  risk of  investing in the Fund is that common stock prices are subject to market,  economic and business risks that will cause their prices to fluctuate  over time.  While common stocks have  historically  been a leading choice of  long-term  growth-oriented  investors,  stock prices may decline over short or even extended periods.  Therefore,  the value of your investment in the
Fund may go up and down and you  could  lose  money.  In  addition,  the  Fund's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets.  If the Adviser's  conclusions about growth  rates or stock  values  are  incorrect,  the  Fund  may not  perform  as anticipated.

      If the adviser  determines  that the  condition of the  financial  markets calls for a  temporary  defensive  position,  the Fund may invest a  substantial portion (up to 100%) of its assets in short-term fixed income securities such as
investment  grade  corporate  bonds,   commercial  paper  and  U.S.   government
securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the investment adviser does not correctly  anticipate fluctuations  in the equity and debt securities  markets,  may not contribute to achieving the Fund's investment objective.

      To the extent that the Fund invests in foreign companies or companies with substantial foreign sales or operations,  its investments may involve political, economic or currency risks not ordinarily associated with U.S. securities or the securities of companies with purely domestic operations.  Foreign securities may experience  greater  and more  rapid  change in value than  investments  in U.S.

securities.  Foreign  securities  may be more volatile and less liquid than U.S.
securities,  in part because of greater political and economic risks and because there is less public information  available about foreign companies.  Issuers of foreign securities generally are not subject to the same degree of regulation as are U.S. issuers.  The reporting,  accounting and auditing  standards of foreign countries may differ, in some cases  significantly,  from U.S.  standards.  Some foreign  countries have or may  experience in the future  economic and political problems.  Certain countries may impose limitations on the ability of foreigners to invest in or withdraw assets from their  securities  markets,  and additional political,  economic or financial  restrictions  may be imposed under  emergency conditions.

      To the extent the Fund invests in foreign  securities that are denominated in foreign  currencies,  the Fund also may be subject to currency risk.  This is the risk of losses  that  could  result  from a decline  in the value of foreign currencies  relative to the U.S.  dollar,  which  would  reduce the value of the
Fund's  portfolio  securities  denominated  in those  currencies.  In  addition, nationalization, expropriation or confiscatory taxation, or political changes or diplomatic  developments  could  adversely  affect the Fund's  investments  in a foreign  company  or the  foreign  operations  of  companies  in which  the Fund invests. In the event of nationalization,  expropriation,  or other confiscation of the Fund's investment, the Fund could lose its entire investment.

      The Fund may employ  leverage by borrowing money for the purpose of making additional  investments.  This could have the  effect of  magnifying  the Fund's gains or losses or could  result in  increased  volatility  of the Fund's  share price.  In order to limit such risks,  the Fund normally  limits  borrowings for leverage  purposes to a maximum of ten percent of the total  assets of the Fund.
Money borrowed is subject to interest costs.

                          Share Price-- Net Asset Value

      The price of the Fund's  shares is their net asset  value per  share.  The
Fund's net asset value per share is  determined  by computing the total value of the Fund's  securities,  cash and other assets,  subtracting all of its expenses and  liabilities,  and then  dividing by the total  number of shares of the Fund outstanding.  The Fund's net asset  value is  calculated  every day the New York
Stock Exchange ("NYSE") is open as of the time of the closing of the NYSE, which normally is 4:00 PM Eastern time. Shares will not be priced on days the New York
Stock  Exchange  is closed.  The Fund's  securities  are valued at their  market value,  which  usually  means  the last  quoted  sale  price  on the  security's principal exchange during normal trading hours on that day. If market quotations are not  readily  available,  securities  will be priced at their  fair value as determined  in good  faith  by, or under  procedures  adopted  by,  the Board of
Trustees. The Fund may use independent pricing services to assist in calculating the Fund's net asset value.

      Because  the  Fund  may  invest  up to 25% of its net  assets  in  foreign securities  (measured at the time of purchase),  which  securities may be traded primarily on foreign  securities  exchanges that trade on weekends or other days when the Fund does not  price its  shares,  the net  asset  value of the  Fund's shares  may change on days when  shareholders  will not be able to  purchase  or redeem the Fund's shares.

                                Purchasing Shares

      One may  purchase  shares of the Fund  without  any sales  charge  through
Ingalls & Snyder LLC,  the Fund's  principal  underwriter  and  distributor,  by submitting a completed  application  along with payment of the purchase price by check or wire.  Please note that purchase  instructions,  mailing  addresses and telephone  numbers are set forth in the Account  Instructions  chart included on page 13 of this  Prospectus  as well as in the Fund's  Shareholder  Application.
Please call Ingalls & Snyder at 800-221-2598 with any questions.

      Shares of the Fund also may be purchased  through an  investment  adviser, financial planner,  broker, dealer or other investment professional or through a fund  supermarket,  retirement  plan or other  intermediary.  These  parties may charge transaction fees and may set different minimum investments or limitations on buying,  selling or redeeming shares.  The intermediaries are responsible for transmitting  purchase  orders  and funds  and for  crediting  their  customers'
accounts following redemptions made in accordance with their customer agreements and the Fund's  Prospectus.  Other  persons  may  receive  compensation  for the marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its Distribution  Plan adopted under Rule 12b-1 under the 1940
Act.

      Minimum  Investments.  The  minimum  initial  investment  is  $5,000,  and
additional   investments  must  total  at  least  $1,000.  The  minimum  initial investment  for  qualified  retirement  accounts is $1,000  ($500 for  Coverdell
Education Savings Accounts), and there is no minimum for subsequent investments.
The Fund may change or waive its policies  concerning minimum investment amounts at any time.

      Purchase  Price.  You may  purchase  shares of the Fund at the  Fund's net asset  value per share.  Your  order  will be priced at the net asset  value per share next calculated after receipt of your completed purchase order. Orders are complete when a purchase  order  accompanied  by payment is received and, in the case of new  accounts,  is  accompanied  by a completed  and signed  Shareholder
Application.  If you make a  purchase  with a check  that  does not  clear,  the purchase will be cancelled,  and you will be responsible  for any losses or fees incurred in that transaction.

      General  Policies.  Shares of the Fund may not be available in all states.
Please ask your investment  professional or a Fund  representative if shares are available  in your  state.  If a check or draft  submitted  for the  purchase of shares is returned unpaid to the Fund, the Fund may impose a $25 charge for each returned  item.  The Fund reserves the right to reject any purchase  order or to suspend the offering of its shares.

      Necessary Information. In compliance with the USA Patriot Act of 2001, the
Fund's  distributor or transfer  agent will verify  certain  information on your account  application as part of the Fund's anti-money  laundering  program.  The
Fund will not transact  business with any person or entity whose identity cannot be adequately  verified  under the  provisions  of the USA Patriot Act.  Account
applications  that  are  incomplete  or  that  contain   essential   identifying
information which cannot be verified will not be accepted.

                                Redeeming Shares

      How To Redeem.  You may redeem your shares of the Fund on any business day that the Fund  calculates  its net asset  value per share.  Redemption  requests should be made through Ingalls & Snyder by telephone by calling  800-221-2598 or by mail.  Redemption  requests in excess of $50,000 and redemption  requests for
IRA accounts must be made in writing and may require a signature guarantee. (See
"Signature Guarantees" below.)

      Your  shares  will be  redeemed  at the net asset  value  per  share  next calculated  after your redemption  request is received by Ingalls & Snyder.  See
"Account Instructions" below for instructions for submitting redemption requests in good  order.  If your  redemption  request  is in good  order,  the Fund will normally  send you your  redemption  proceeds no later than seven  calendar days after receipt of the redemption  request.  The Fund can send payments by wire to any bank  previously  designated  by you in the  Shareholder  Application  or in writing to the Fund. A $25 fee is charged for each wire redemption.

      If you purchase  shares by check and request a redemption  of those shares soon after the purchase,  the Fund will honor the redemption  request,  but will not mail the proceeds until your purchase check has cleared  (usually  within 10 days).  If you make a purchase  with a check that does not clear,  the  purchase will be cancelled and you will be responsible for any losses or fees incurred in that transaction.

      Checks  will be made  payable  to you and will be sent to your  address of record. If the proceeds of the redemption are requested to be sent to an address other than the  address of record or if the  address of record has been  changed within 30 days prior to the redemption  request,  the request must be in writing with your signature(s)  guaranteed.  The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

      Signature Guarantees. Signature guarantees are needed for:

      o  Redemption requests over $50,000

      o  Redemption  requests to be sent to an address other than the address of record

      o  Any redemption request if the address of record has been changed within
         30 days prior to receipt of the redemption request

      o  Obtaining or changing telephone redemption privileges.

      Signature  guarantees can be obtained from banks and  securities  dealers, but not from a notary public. Ingalls & Snyder may require additional supporting documents  for  redemptions  made by  corporations,  executors,  administrators, trustees and guardians.

      General  Policies.  If the amount  you are  redeeming  is large  enough to affect the Fund's  operations or if the redemption  would otherwise  disrupt the
Fund,  the Fund reserves the right to make a "redemption  in kind." The Fund may redeem shares in kind if the amount  represents more than the lesser of $250,000 or 1% of the Fund's net assets. When the Fund makes a redemption in kind it pays the seller in portfolio  securities  rather than in cash.  In addition,  if your account balance falls below $1,000,  the Fund may request that you increase your balance.  If it is still  below  $1,000  after 60 days,  the Fund may close your account and send you the proceeds.

                       Purchasing Through Retirement Plans

      You may  purchase  shares  of the  Fund  through  a  number  of  different tax-deferred  retirement  or  education  plans or accounts,  such as  individual retirement accounts ("IRAs"),  established by you or your employer.  These plans
and  accounts   generally   allow  you  to  invest  for  retirement  (or  for  a
beneficiary's  education) and shelter your investment income from current taxes.
The  following  is a brief  description  of some of these  vehicles.  You should consult with your tax adviser to  determine  eligibility  requirements,  federal
(and state) tax  consequences,  and which if any options are best suited to your needs. Special applications generally are required for these plans and accounts, and you should contact the Adviser for more information.

      Traditional  IRA.  Amounts  contributed  to a  traditional  IRA may be tax deductible at the time of contribution  depending on your income and whether you
(and your spouse) are an active participant in an employer-sponsored  retirement plan. If you are not eligible for deductible  contributions,  you may still make non-deductible IRA contributions. Contributions to an IRA are subject to certain dollar  limits.  Amounts  contributed  to the IRA are permitted to grow tax-free until they are distributed.

      Roth IRA. Amounts  contributed to a Roth IRA are not tax deductible at the time of contribution.  Investment  earnings are permitted to grow tax-free until distributed  and then are not  subject  to tax if you have held the Roth IRA for the minimum  required period of time (generally for 5 years and until you attain age 59 1/2).  Eligibility  to  contribute  to a Roth IRA is  subject  to certain income limits, and contributions are subject to certain dollar limits.

      Rollover IRA. Certain  distributions  from employer  sponsored  retirement plans may be rolled over into a rollover  IRA. You can continue to defer federal income taxes on your rollover  contributions  and on any investment  earnings on your contributions until distributed from the IRA.

      Coverdell  Education  Savings  Accounts.  These accounts allow you to make annual  non-deductible  contributions  on  behalf  of an  eligible  beneficiary.
Investment  earnings in these  accounts  are  permitted to grow  tax-free  until distributed  and  then  are not  subject  to tax if  used  to pay for  qualified education expenses.

      Simplified  Employee  Pension  Plan  (SEP).  A SEP allows an  employer  to establish IRA accounts for its employees and make  tax-deductible  contributions
thereto.   Contributions   to  the  SEP  are  subject  to  certain   dollar  and
percentage-of-compensation  limits.  Contributions and investment  earnings in a
SEP are generally not taxable to the employee until distributed.

      SIMPLE  IRA.  SIMPLE IRAs may be  established  by small  employers  (those
having  no  more  than  100   employees)   or  by   self-employed   individuals.
Contributions  to a  SIMPLE  IRA may be made as a  reduction  to the  employee's regular compensation or as employer contributions, subject to certain dollar and percentage-of-compensation  limits.  Generally,  employer  contributions must be made on behalf of all employees of the employer.  Contributions  and  investment earnings  in a SIMPLE  IRA are  generally  not  taxable  to the  employee  until distributed.

      403(b) Plans.  These plans may be established by schools,  hospitals,  and certain other  tax-exempt  organizations  or associations  for their  employees.
Contributions  are made as a reduction to the employee's  regular  compensation, and are subject to certain  dollar and  percentage-of-compensation  limits.  The employer may also make employer  contributions to the employees' accounts.  Such contributions  and  investment  earnings  under a 403(b) plan  generally are not taxable to the employee until distributed.

      401(k)  Plans  and  other  Qualified  Pension  or  Profit-Sharing   Plans.
Self-employed  individuals (including sole proprietorships and partnerships) and corporations may establish  401(k) plans and certain other qualified  retirement plans,  such as  profit-sharing  plans and money purchase pension plans, for the benefit  of their  employees.  In 401(k)  plans,  contributions  are made by the employee as a  reduction  to the  employee's  regular  compensation,  subject to certain  dollar and  percentage-of-compensation  limits.  The  employer may make employer  matching and other  contributions  to the  employees'  accounts.  Such contributions  and  investment  earnings  under a 401(k) plan  generally are not taxable to the employee until distributed.

                                               Account Instructions

------------------------------------------------------------------------------------------------------------------------

TO OPEN AN ACCOUNT                       TO ADD TO AN ACCOUNT                   TO REDEEM SHARES
------------------------------------------------------------------------------------------------------------------------

Regular Account Minimum:  $5,000         Regular Account Minimum:  $1,000       All requests to redeem shares from IRA
Retirement Account Minimum:  $1,000      Retirement Account Minimum: None       accounts must be in writing
    ($500 for Coverdell Education
    Savings Accounts)
------------------------------------------------------------------------------------------------------------------------

              In Writing                              In Writing                              In Writing

Complete the application.                Send a  letter  of  instruction  that  Send  a  letter  of  instruction   that
                                         includes:                              includes:
Make your check* payable to:  "Legacy
Growth Fund"                             - your name(s) and signature(s)        - your name(s) and signature(s)
                                         - your account number                  - your account number
                                         - the Fund name                        - the Fund name
                                         - the dollar amount you want to buy.   -  the  dollar   amount  or  number  of
                                                                                shares you want to redeem
                                                                                - a signature guarantee, if applicable.

Mail your application and check to:      Mail  your  letter,  along  with your  Proceeds  will be  sent to the  address
                                         check made payable to "Legacy  Growth  of  record  unless   specified  in  the
Ingalls & Snyder LLC.                    Fund" to:                              letter and  accompanied  by a signature
61 Broadway                                                                     guarantee.
New York, NY 10006-2802                  Ingalls & Snyder LLC
Attn:  Legacy Growth Fund                61 Broadway                            Mail your letter to:
                                         New York, NY 10006-2802
                                         Attn:  Legacy Growth Fund              Ingalls & Snyder LLC
                                                                                61 Broadway
                                                                                New York, NY 10006-2802
                                                                                Attn:  Legacy Growth Fund
------------------------------------------------------------------------------------------------------------------------

                By Wire                                 By Wire                                 By Wire

To   obtain   instructions   for   wire  To  obtain   instructions   for  wire  Be sure the Fund has your bank  account
purchases,   please   call   Ingalls  &  purchases,   please  call  Ingalls  &  information  on file.  Proceeds will be
Snyder LLC at 800-221-2598.              Snyder LLC at 800-221-2598.            wired  to  your  bank.  There  is a $25
                                                                                wire fee charged for this service.
------------------------------------------------------------------------------------------------------------------------
                                                                                             By Telephone

                                                                                For accounts  redeeming  shares  (other
                                                                                than   IRA   accounts),   please   call
                                                                                Ingalls  & Snyder at  800-221-2598  and
                                                                                select  how you would  like to  receive
                                                                                the proceeds:

                                                                                -Mail check to address of record
                                                                                -Wire    funds    to    a    designated
                                                                                institution ($25 wire fee)
                                                                                -Mail check to a previously designated
                                                                                alternative address.

                                                                                Redemption requests in excess of
                                                                                $50,000 must be made in writing.
------------------------------------------------------------------------------------------------------------------------
*   All checks should be in U.S. dollars and drawn on U.S. banks.  If your check is returned for any reason, you may be charged for any resulting fees or losses.  Third party checks will not be accepted.
------------------------------------------------------------------------------------------------------------------------

               Marketing, Distribution, Administration and Custody

      Shares of the Fund are offered  through  Ingalls & Snyder LLC,  the Fund's principal  underwriter and distributor.  The shares are offered and sold without
any  sales  charges  imposed  by  the  Fund  or  its   distributor.   Investment
professionals who offer the Fund's shares generally are paid separately by their individual  clients.  If you  invest  through  a third  party,  the  fees may be different than those described in this  Prospectus.  For example,  third parties may charge transaction fees or set different minimum investment amounts.

      The Fund has adopted a Distribution  Plan pursuant to Rule 12b-1 under the
Investment  Company Act of 1940.  Under this plan,  the Fund may  reimburse  the distributor  or others for amounts spent,  or to compensate  the  distributor or others for their activities, in connection with the sale and distribution of its shares or for shareholder servicing activities.  Distribution activities include the preparation,  printing and mailing of prospectuses,  shareholder reports and sales material for marketing  purposes,  marketing  activities,  advertising and payments to brokers or others who sell shares of the Fund. Shareholder servicing activities include ongoing  maintenance and service of shareholder  accounts for the Fund,  responding to inquiries regarding  shareholder accounts and acting as agent  or  intermediary  between  shareholders  and  the  Fund  or  its  service providers.  The Fund will pay for these services a distribution  fee computed at an annual  rate of 0.50% of the average  net assets of the Fund.  Because  these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other  types of sales  charges.  Effective  May 25,  2001,  Ingalls & Snyder LLC agreed to waive its distribution  (12b-1) fee. This fee waiver may be terminated by Ingalls & Snyder at any time.

      U.S.  Bancorp Fund  Services,  LLC serves as the  administrator,  transfer agent, and dividend  disbursing agent for the Fund. The Fund may also compensate other parties who provide transfer agency services in addition to those provided by U.S. Bancorp Fund Services,  LLC. U.S. Bank, N.A. serves as the custodian for the Fund.

                           Distributions and Taxation

      The Fund will distribute  substantially  all of the net investment  income
(generally,  income from dividends and interest,  less expenses) and net capital gains that it has  realized on the sale of  securities.  These  income and gains distributions,  if any,  will  generally  be paid once each  year,  on or before
December 31. Distributions will automatically be reinvested in additional shares of the Fund  unless  you  elect to have the  distributions  paid to you in cash.
There are no sales charges or transaction fees for reinvested dividends, and all shares will be purchased at the Fund's net asset value per share.

      The following  discussion of selected  federal  income tax  considerations that may affect the Fund and its shareholders is based upon the Internal Revenue
Code of 1986, as amended,  Treasury  regulations,  court  decisions and Internal
Revenue  Service rulings now in effect,  all of which are subject to change.  It does not purport to deal with all aspects of U.S.  federal income  taxation that may be  relevant to the Fund and its  shareholders  and does not discuss the tax consequences that may be relevant to shareholders subject to special rules, such
as  certain  financial  institutions,   insurance  companies,   and  dealers  in
securities.  Because  everyone's  tax  situation  is  unique,  please be sure to consult your tax professional  regarding  federal,  state, local and foreign tax consequences.

      Federal   Income  Tax   Considerations   Applicable  to  U.S.   Investors.
Distributions made by the Fund are taxable to U.S. shareholders whether received in cash or additional shares. Net investment income and short-term capital gains will be  distributed  as  dividends  and will be taxed to U.S.  shareholders  as ordinary  income.  Long-term  capital gains will be  distributed as capital gain distributions  and will be taxed as long-term  capital gains,  regardless of how long you own your shares of the Fund.  Shareholders that are tax-exempt entities generally will not be subject to tax on  distributions by the Fund. In addition, if you hold your shares through tax-advantaged retirement accounts you generally will not be subject to taxation  until  distributions  are made to you from your account.  You should consult your  retirement  plan documents or tax adviser for more information  concerning your tax considerations.  The Fund expects that its distributions  will consist primarily of long-term capital gains. The tax status of distributions made to you, whether ordinary income or long-term capital gain, will be detailed in your annual tax  statement  from the Fund. If the Fund sells an investment with substantial  unrealized gains, those gains will be taxable to you if you own shares at the time the Fund distributes  such gains,  even though you may not have been a  shareholder  of the Fund during all or a portion of the period during which the unrealized gains were accumulated.

      Redemptions,  sales and exchanges of Fund shares are taxable  events.  Any gain or loss  realized upon a sale or redemption of Fund shares (other than by a shareholder  who is tax-exempt or who holds his shares through a  tax-advantaged retirement  account) will generally be treated as long-term capital gain or loss if the  shares  have been held for more than one  year,  and  otherwise  will be treated as short-term  capital gain or loss.  However,  any loss incurred on the redemption  or exchange of shares held for six months or less will be treated as a long-term  capital loss to U.S.  shareholders  to the extent of any  long-term capital gains distributed to such shareholders by the Fund on those shares.

      All or a portion of any loss realized  upon the  redemption of Fund shares by U.S.  shareholders  will be disallowed  to the extent that such  shareholders purchase other shares in the Fund (through reinvestment of dividends and capital gain  distributions  or  otherwise)  within 30 days  before or after  said share redemption. Any loss disallowed under these rules will be added to the tax basis of the new shares purchased.

      Subject to limited exceptions, any dividends paid by the Fund attributable to dividends  received by the Fund from  domestic  corporations  generally  will qualify for the 70%  dividends-received  deduction  available to U.S.  corporate shareholders  of the Fund.  The Fund will send to  shareholders a statement each year reporting the amount designated by the Fund as eligible for such treatment.
Such  dividends  (including  the  deducted  portion)  must  be  included  in any alternative minimum taxable income calculation.

      Dividends and capital gain  distributions  from the Fund or gains from the sale or exchange of Fund  shares may be subject to state or local  taxes.  A 30%
back-up  withholding  tax may be withheld  from your taxable  distributions  and redemption proceeds if (i) you do not provide a correct taxpayer  identification number ("TIN"),  (ii) you fail to certify that your TIN is correct or to provide other required  certifications or (iii) the IRS instructs the Fund to do so. The
Fund will make annual  reports to the  Internal  Revenue  Service and the Fund's shareholders regarding the amounts of distributions.

      Federal Income Tax  Considerations  Applicable to Foreign  Investors.  For
purposes of this discussion,  a "Non-U.S.  Investor" is an investor who is not a
United  States  Person  where  the term  "United  States  Person"  means  (i) an individual  who  is  a  citizen  or  resident  of  the  United  States,  (ii)  a corporation,  partnership  or other entity  created or organized in or under the laws of the United States or any state thereof (other than a partnership that is not  treated  as a United  States  person  under any  applicable  United  States
Treasury  regulations),  (iii) an  estate,  the  income of which is  subject  to federal  income  taxation  regardless  of its  source,  or  (iv) a  trust  whose administration  is subject to the primary  supervision  of a United States court and one or more  United  States  persons  have  the  authority  to  control  all substantial decisions of the trust, subject to limited exceptions.

      Non-U.S.  Investors  may be subject to U.S.  withholding  tax on dividends received from the Fund at the rate of 30% unless the  dividends are  effectively connected  with the conduct of a trade or business  within the United  States by the  Non-U.S.  Investor,  in which  case these  amounts  will be subject to U.S.
federal  income tax on a net income  basis at rates that apply to United  States
Persons  generally.  Applicable income tax treaties may provide for a lower rate of  withholding.  Capital  gain  distributions  will  not  be  subject  to  U.S.
withholding  tax.  A  Non-U.S.  Investor  generally  will not be subject to U.S.
federal income tax on capital gain  distributions or gain recognized on the sale or exchange  of Fund  shares  unless the  distributions  or gain is  effectively connected  with the conduct of a trade or business  within the United States or, in the case of a Non-U.S.  Investor who is a nonresident  alien  individual  and holds the Fund shares as a capital asset, such investor is present in the United
States for 183 or more days in the taxable year of the  distribution  or sale or exchange  and either has a "tax home" (as  defined for U.S.  federal  income tax purposes) in the United  States or an office or other fixed place of business in the United States to which its investment  activities or the sale or exchange is attributable.

      The Fund will make annual reports to the Internal  Revenue Service and the
Fund's  shareholders  regarding  the  amount  of  distributions.  A U.S.  backup withholding  tax of 30% will not  generally  apply to dividends  distributed  to
Non-U.S.  Investors  outside  the  United  States  that are  subject  to the 30%
withholding  discussed  above  or that are not  subject  to  backup  withholding because a tax treaty  applies that reduces or eliminates  such 30%  withholding.
Information   reporting  and  backup  withholding  may  apply  to  capital  gain distributions  and gross  redemption  proceeds unless  certification  of foreign residency  requirements are met. In addition,  information  reporting and backup withholding requirements may apply to gross proceeds paid to a Non-U.S. Investor upon the sale or exchange of Fund shares by or through a U.S. or foreign  office
of  a  U.S.  or  foreign  broker,   unless  certain   documentary   evidence  or
certification  requirements  are met or the investor  otherwise  establishes  an exemption.

                                    Inquiries

      Please  contact  the  Fund's  investment  adviser,  Ingalls & Snyder  LLC, regarding  monthly  portfolio  updates  and  new  prospectus/shareholder  report information  as soon as it is  available.  You may wish to check with  Ingalls &
Snyder for the latest information regarding The Legacy Funds.

                              Financial Highlights

      The  financial  highlights  table is intended to help you  understand  the
Fund's financial performance for the life of the Fund since the Fund's inception on February 15,  2000.  Certain  information  reflects  financial  results for a single Fund share.  The total returns in the table  represent the rate of return that  an  investor  would  have  earned  or lost on an  investment  in the  Fund
(assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements of the Fund. The financial statements for the fiscal year ended  October 31, 2002,  were audited by Ernst & Young LLP, whose report, together with the Fund's financial statements,  is included in the
Annual  Report,  which is available upon request.  The financial  statements for prior years were audited by Arthur Andersen LLP.

FINANCIAL HIGHLIGHTS

                                                      --------------------------------------------------------------
                                                                            Legacy Growth Fund
                                                      --------------------------------------------------------------
                                                          For the Year         For the Year      February 15, 2000*
                                                             ended                 ended               through
                                                        October 31, 2002     October 31, 2001     October 31, 2000

PER SHARE DATA:

   NET ASSET VALUE, BEGINNING OF PERIOD                          $6.24               $10.03               $10.00
                                                            ----------           ----------           ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss(3)                                     (0.02)               (0.02)               (0.04)
     Net realized and unrealized loss on investments            (0.55)               (3.77)                 0.07
                                                            ----------           ----------           ----------
           Total loss from investment operations                (0.57)               (3.79)                 0.03
   NET ASSET VALUE, END OF PERIOD                                $5.67                $6.24               $10.03
                                                            ==========           ==========           ==========

TOTAL RETURN(1)                                                 (9.13%)             (37.79%)                0.30%

   SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                              $3,964,182           $3,735,015           $4,816,948
     Ratio of net expenses to average net assets:
         Before expense reimbursement(2)                         6.52%                5.67%                5.70%
         After expense reimbursement(2)                          1.70%                1.70%                1.70%
     Ratio of net investment loss to average net
     assets:
         Before expense reimbursement(2)                       (5.16%)              (4.80%)              (4.90%)
         After expense reimbursement(2)                        (0.34%)              (0.83%)              (0.90%)
     Portfolio turnover rate                                    43.24%               42.81%               21.00%

*   Commencement of operations.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Net investment  loss per share is calculated  using ending balances prior to consideration or adjustment for permanent book and tax differences.

                               LEGACY GROWTH FUND
                                   61 Broadway
                             New York, NY 10006-2802
                                  800-221-2598

             INVESTMENT ADVISER                      CUSTODIAN
            Ingalls & Snyder LLC                  U.S. Bank, N.A.
                 61 Broadway                     425 Walnut Street
           New York, NY 10006-2802              Cincinnati, OH 45202

                 DISTRIBUTOR                       LEGAL COUNSEL
            Ingalls & Snyder LLC             Hughes Hubbard & Reed LLP
                 61 Broadway                   One Battery Park Plaza
           New York, NY 10006-2802               New York, NY 10004

       ADMINISTRATOR, FUND ACCOUNTANT      INDEPENDENT PUBLIC ACCOUNTANTS
              & TRANSFER AGENT                   Ernst & Young LLP
       U.S. Bancorp Fund Services, LLC        111 East Kilbourn Avenue
          615 East Michigan Street              Milwaukee, WI 53202
             Milwaukee, WI 53202

                             Additional Information

      The  Statement  of  Additional  Information  ("SAI") of the Fund  contains additional information about the Fund and is incorporated by reference into this
Prospectus.  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.  In the Fund's annual report,  you  will  find  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Fund's  performance during its last fiscal year.

      You may  obtain a free  copy of these  documents  by  calling  the  Fund's distributor,  Ingalls & Snyder at  800-221-2598  or writing to the Fund. You may also call the telephone  number shown above to request other  information  about the Fund and to make shareholder inquiries.

      You may  review and copy the SAI and other  information  about the Fund by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC, or by visiting the EDGAR Database on the Commission's  Internet site at  http://www.sec.gov.  Copies of this  information  may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov,  or by writing to the Commission's Public Reference
Section,  Washington, DC 20549-0102. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room.

Investment Company Act File No. 811-09495

                               LEGACY GROWTH FUND
             A diversified fund of growth-oriented equity securities
               having the objective of long term growth of capital

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2003

                             THE LEGACY FUNDS, INC.
                                   61 Broadway
                             New York, NY 10006-2802
                                 (800) 221-2598

This  Statement of  Additional  Information  relates to the Legacy  Growth Fund, which is a series of The Legacy Funds,  Inc., a registered  open-end  management investment  company,  commonly  known  as  a  mutual  fund.  This  Statement  of
Additional  Information  is not a prospectus  and should be read in  conjunction with the  Prospectus  for the Fund dated March 1, 2003.  The  Prospectus  may be obtained by writing or calling the Fund at the address and number  shown  above.
Portions of the Fund's Annual Report to Shareholders  are  incorporated  herein.
The Annual Report to  Shareholders is supplied with this Statement of Additional
Information.

                                   (Continued)

GENERAL INFORMATION

      The Legacy Growth Fund (the "Fund") is a series of The Legacy Funds, Inc., a  business  trust  organized  in the state of  Delaware  on July 15,  1999 (the
"Trust").  The Trust is an open-end  management  investment  company  registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), which is authorized  to  issue  multiple  series  and  classes  of  shares.  Each  series represents  interests  in a  separate  portfolio  of  investments.  The Trust is authorized to issue an unlimited  number of shares of beneficial  interest,  par value  $0.001.  The Legacy  Growth Fund is the first  series of the Trust and is classified as a "diversified" series as that term is defined in the 1940 Act.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

      The Fund's investment  objective is long-term growth of capital.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of  common  stocks  and to a lesser  extent  other  equity  securities  (such as preferred stock) of growth-oriented companies, i.e. companies whose growth, cash flow  and  earnings  prospects  are  promising  in the  opinion  of  the  Fund's investment adviser, Ingalls & Snyder LLC. The Fund's investment objective is not fundamental and therefore may be changed in the future by action of the Board of
Trustees of the Trust without the approval of shareholders.  Shareholders  would receive written notice in advance of any such change.

      The  investment  adviser  performs   comprehensive  research  designed  to
identify   companies  that  offer  attractive   investment   opportunities.   In
particular,  the Fund seeks  companies  having  strong  balance  sheets,  highly capable  managements,  unique  aspects  to  their  businesses  (such  as  unique products,  franchises or unique services), positive and growing cash flows, high returns on equity and  superior  rates of growth of  earnings  over an  extended period.  The  growth-oriented  companies  in  which  the  Fund  invests  consist
primarily  of  U.S.  domestic  companies  with  significant   foreign  sales  or
operations or significant overseas growth opportunities.  The investment adviser believes  that  investments  in these  types  of  companies  permit  the Fund to participate  in both  domestic and  overseas  growth  opportunities  without the additional  risks of  investing  directly  in foreign  securities.  Many  growth companies pay low or no dividends,  and investors  should not invest in the Fund for current income.

      In evaluating  investment  opportunities,  the investment  adviser employs fundamental,  qualitative,  statistical and quantitative  analysis of individual companies as well as research  concerning  industries and industry  segments and evaluates a company's ability to generate sustained above average growth for its business and earnings  relative to other  companies.  Fundamental  analysis is a method of security valuation which involves examining a company's financials and operations,  especially sales, earnings growth, growth potential,  assets, debt, management,  products  and  competition.  Qualitative  analysis  is a method  of
determining   the  value  of  an  investment   by  examining   its   non-numeric
characteristics, such as management, employee morale, customer loyalty and brand value.  Statistical  analysis  involves  screening of  securities  databases for companies  having  desired  financial  and other  characteristics.  Quantitative analysis is a method of determining  the value of an investment by examining its numerical,  measurable  characteristics such as revenues,  earnings, margins and market share.

      The  investment  adviser  considers  the  following  factors,  among other things,  in evaluating a company's growth  prospects:  the company's  historical performance and growth  strategy,  the growth rate of the industries in which it operates  and the  markets  into which it sells,  the nature of its  competitive environment,  technological  developments  and  trends in its market  share.  In evaluating  the  quality  of a  company's  management,  the  investment  adviser considers,  among other things,  the  historical  financial  performance  of the company as well as the management's  reputation in the relevant  industry.  From time to time the  investment  adviser  seeks  to meet  with  the  management  of companies  in which the Fund  invests  or may  consider  investing.  There is no guarantee,  however,  that the investment  adviser will be able to meet with the management of these companies.

      The majority of the  holdings in the Fund will be in large  capitalization common stocks (over $10 billion market capitalization). The Fund also may invest in  foreign  securities  and  securities  of medium and small  sized  companies.
Holdings of medium and small sized  companies  normally would not represent over fifteen percent of the net assets of the Fund at the time of purchase.  Holdings of foreign securities  normally would not represent over twenty-five  percent of the Fund's net assets at the time of purchase.

      The  following   discussion  of  investment   techniques  and  instruments
supplements,  and should be read in conjunction with, the investment information set forth in the Fund's Prospectus.  The investment  practices  described below,
except  for  the  discussion  of  certain  investment   restrictions,   are  not
fundamental and may be changed by the Board of Trustees  without the approval of the shareholders.  In seeking to meet its investment objective, the Fund invests primarily in common  stocks and to a lesser extent other equity  securities  but also may invest in any type of security  whose  characteristics  are  consistent with the Fund's investment program.

      In addition to common stocks,  the equity securities in which the Fund may invest include  preferred  stocks,  convertible  securities (such as convertible debt securities or convertible preferred stock) that are convertible into common or  preferred  stock,  and options or warrants to purchase  common or  preferred stock or similar securities or interests.  Under normal market conditions, it is the Fund's  policy to invest  substantially  all of its assets in common  stocks and, to a lesser extent,  other equity securities.  However, the Fund may invest in money market  instruments  during times when excess cash is generated or when cash is held pending  investment in suitable  securities or in  anticipation  of redemptions. Such money market investments include short-term obligations of the
U.S.  Government,  investment grade corporate  bonds,  commercial paper or money market mutual funds.  If the Fund's  investment  adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may  invest  up to 100%  of its  assets  temporarily  in  short-term  non-equity securities,  such as investment grade corporate bonds, commercial paper and U.S.
Government securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the investment  adviser does not correctly anticipate  fluctuations  in the equity  and debt  securities  markets,  may not contribute to achieving the Fund's investment objective.

      The Fund also may invest in the following:

Preferred Stock

      The Fund may invest in preferred  stock.  Preferred  stock  generally pays dividends at a specified rate and generally has preference  over common stock in the payments of dividends and the liquidation of the issuer's assets.  Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly,  shareholders may suffer a loss of value if dividends are not paid.  The  market  prices of  preferred  stocks are also  sensitive  to changes in interest  rates and in the  issuer's  creditworthiness.  Accordingly, shareholders  may  experience  a loss of  value  due to  adverse  interest  rate movements or a decline in the issuer's credit rating.

Convertible Securities

      Traditional  convertible  securities  include  corporate bonds,  notes and preferred  stocks that may be converted into or exchanged for common stock,  and other  securities  that also provide an  opportunity  for equity  participation.
These securities are generally  convertible either at a stated price or a stated
rate  (that is,  for a  specific  number  of  shares  of  common  stock or other security).  As with other fixed income  securities,  the price of a  convertible security to some extent varies inversely with interest rates.  While providing a fixed-income  stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a comparably  rated  nonconvertible debt security), a convertible security also affords the investor an opportunity, through its conversion  feature,  to participate in the capital  appreciation of the  common  stock  into which it is  convertible.  As the  market  price of the
underlying  common  stock  declines,   convertible   securities  tend  to  trade
increasingly on a yield basis and so may not experience market value declines to the same extent as the  underlying  common  stock.  When the market price of the underlying common stock increases,  the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield,  the Fund may be required to pay for a  convertible  security an amount in  excess of the value of the  underlying  common  stock.  Common  stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the investment  adviser  anticipates such stock will provide the Fund with  opportunities  that are  consistent  with the  Fund's  investment objective and policies.

Warrants and Rights

      The Fund may invest in warrants.  However,  not more than 5% of the Fund's total  assets at the time of purchase  will be  invested in warrants  other than warrants  acquired in units or attached to other  securities.  Warrants are pure speculation  in that they have no voting  rights,  pay no dividends  and have no rights with  respect to the assets of the  corporation  issuing  them.  Warrants basically are options to purchase  equity  securities at a specific  price valid for a  specific  period  of  time.  They  do  not  represent  ownership  of  the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their  exercise,  whereas call  options may be written or issued by anyone.  The prices of warrants do not  necessarily  move in parallel  with the prices of the
underlying   securities.   Rights  represent  a  preemptive  right  to  purchase

additional shares of stock at the time of new issuance,  before stock is offered to the general  public,  so that the  stockholder  can retain the same ownership percentage after the offering.

Illiquid Securities

      The Fund may invest up to 5% of its net assets at the time of  purchase in illiquid  securities.  The term  "illiquid  securities"  for this purpose  means securities  that cannot be disposed of within seven days in the ordinary  course of  business  at  approximately  the  amount  at which the Fund has  valued  the securities. Illiquid securities are considered to include generally, among other things,  certain  over-the-counter  options,  securities  or other liquid assets being used as cover for such options,  repurchase  agreements with maturities in excess of seven days, certain loan participation  interests and other securities whose  disposition is restricted  under the federal  securities laws. The Fund's illiquid  investments  may include  privately  placed  securities  which are not registered  for sale under the  Securities  Act of 1933,  as amended  (the "1933
Act").

Rule 144A Securities

      The Fund may invest in securities  that are  restricted as to resale,  but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the  registration  requirements of the 1933 Act. The
Board of Trustees of the Trust has instructed the investment adviser to consider the following factors in determining the liquidity of a security purchased under
Rule 144A: (i) the frequency of trades and trading volume for the security; (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of  potential  purchasers;  (iii)  whether at least two  dealers  are making a market  in the  security,  the  method  of  soliciting  offers  and the mechanics of transfer).  Although having delegated the day-to-day functions, the
Board of Trustees will monitor and periodically review the investment  adviser's selection  of  Rule  144A  securities,  as  well  as  the  investment  adviser's determinations  as to their  liquidity.  Investing in securities under Rule 144A could affect the Fund's  illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the  purchase  of a  security  under Rule 144A,  the Board of  Trustees  and the investment  adviser will  continue to monitor the  liquidity of that security to ensure  that  the  Fund  has no  more  than  5% of its net  assets  in  illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

      The Fund may enter into  forward  commitments  for the purchase or sale of securities,  including on a "when issued" or "delayed  delivery" basis in excess of  customary  settlement  periods  for the type of security  involved.  In some cases,  a  forward  commitment  may be  conditioned  upon  the  occurrence  of a subsequent  event,  such as approval  and  consummation  of a merger,  corporate reorganization or debt restructuring, i.e., a "when, as and if issued" security.
When such  transactions  are  negotiated,  the price is fixed at the time of the commitment,  with payment and delivery  taking place in the future,  generally a month or more after the date of the  commitment.  While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may  sell the  security  before  the  settlement  date if it is  deemed advisable.

      Securities  purchased  under a forward  commitment  are  subject to market fluctuations,  and no  interest  or  dividends  accrue to the Fund  prior to the settlement  date.  The Fund will  segregate  with its  custodian  cash or liquid high-grade debt  securities in an aggregate  amount at least equal to the amount of its outstanding forward commitments.

American Depository Receipts

      The Fund may make  foreign  investments  through the  purchase and sale of sponsored  or  unsponsored  American  Depository  Receipts  ("ADRs").  ADRs  are
receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or  "unsponsored."  "Sponsored"  ADRs are issued under an agreement between the issuer of the underlying  security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such  facilities,  and the  depository of an  unsponsored  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored ADR.  Ownership of
ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

U.S. Government Securities

      U.S. Government  securities are obligations of, or guaranteed by, the U.S.
Government,  its agencies or  instrumentalities.  The U.S.  Government  does not guarantee  the net  asset  value of the  Fund's  shares.  Some  U.S.  Government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association ("GMNA"), are supported by the full faith and credit of the United States. Others, such as those of the Federal Home
Loan  Banks,  are  supported  by the right of the issuer to borrow from the U.S.
Treasury.  Securities of the Federal National Mortgage  Association ("FNMA") are
supported by the discretionary  authority of the U.S. Government to purchase the agency's  obligations.  Other U.S. Government  securities,  such as those of the
Student Loan  Marketing  Association,  are  supported  only by the credit of the instrument.  U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons,  individual  interest coupons from such securities  that trade  separately and evidences of receipt of such  securities.  Such securities may pay no cash income and are purchased at a deep  discount  from their value at  maturity.  Because  interest on zero coupon securities is not distributed on a current basis but is, in effect,  compounded, zero  coupon  securities  tend  to  be  subject  to  greater  market  risk  than interest-payment  securities,  such as CATS and  TIGRs,  which are not issued or guaranteed by the U.S. Government,  its agents or institutions and are therefore not U.S.  Government  securities even though the underlying bond  represented by such an instrument is a debt obligation of the U.S. Treasury.  Other zero coupon
Treasury  securities  (STRIPs  and  CUBEs) are  direct  obligations  of the U.S.
Government.

Bank Obligations

      Certificates of deposit are short-term  obligations of commercial banks. A banker's  acceptance  is a time draft drawn on a commercial  bank by a borrower, usually in connection with international commercial  transactions.  Certificates of deposit may have fixed or variable rates.

Loans of Portfolio Securities

      The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales,  avoiding  failures to deliver  securities or completing  arbitrage operations. By lending its investment securities,  the Fund attempts to increase its income  through the receipt of interest on the loan. Any gain or loss in the market  price of the  securities  loaned that might occur during the term of the loan  would be for the  account  of the Fund.  The Fund may lend its  investment securities to qualified  brokers,  dealers,  domestic and foreign banks or other financial  institutions,  so long as the terms,  the structure and the aggregate amount  of such  loans are not  inconsistent  with the 1940 Act or the rules and regulations or  interpretations  of the Securities and Exchange  Commission (the
"SEC")  thereunder,  which  currently  require that: (a) the borrower pledge and maintain with a Fund  collateral  consisting of cash, an  irrevocable  letter of credit issued by a bank or securities  issued or guaranteed by the United States
Government  having a value at all  times  not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);  the loan be made subject to  termination by a Fund at any time; and (d)
the Fund  receives  reasonable  interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term  investments).  All relevant facts and circumstances,  including the creditworthiness of the broker, dealer or  institution,  will be considered in making  decisions with respect to the lending of securities, subject to review by the Board of Trustees.

      At the present time, the staff of the SEC does not object if an investment company pays reasonable  negotiated fees in connection with loaned securities so long as such  fees are set  forth in a  written  contract  and  approved  by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Reverse Repurchase Agreements

      When the Fund enters into a reverse  repurchase  agreement,  it  purchases
securities  from  a  bank  or  broker-dealer  which  simultaneously   agrees  to
repurchase  the  securities  at a mutually  agreed upon time and price,  thereby determining the yield during the term of the agreement.  As a result,  a reverse repurchase  agreement  provides a fixed  rate of return  insulated  from  market fluctuations during the term of the agreement.  The term of a reverse repurchase agreement generally is short,  possibly overnight or for a few days, although it may extend  over a number of months (up to one year) from the date of  delivery.
Reverse  Repurchase  agreements will be fully  collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a reverse repurchase agreement  having more than seven days  remaining to  maturity,  if as a result, such  agreement,  together with any other illiquid  securities held by the Fund, would exceed 5% of the value of the net assets of the Fund.

      In the event of  bankruptcy or other default by the seller of the security under a reverse repurchase agreement,  the Fund may suffer time delays and incur costs or possible losses in connections  with the disposition of the collateral.
In such  event,  instead of the  contractual  fixed rate of return,  the rate of return to the Fund  would be  dependent  upon  intervening  fluctuations  of the market  value  of the  underlying  security  and  the  accrued  interest  on the security.  Although the Fund would have rights  against the seller for breach of contract with respect to any losses arising from market  fluctuations  following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

      Reverse  Repurchase  agreements  are  securities  for  purposes of the tax diversification  requirements that must be met for pass-through  treatment under
Subchapter M of the  Internal  Revenue  Code of 1986,  as amended (the  "Code").
Accordingly, the Fund will limit the value of its reverse repurchase agreements, if any,  on each of the  quarterly  testing  dates  to  ensure  compliance  with
Subchapter M of the Code.

Repurchase Agreements

      Repurchase agreements involve sales of portfolio securities of the Fund to member  banks of the  Federal  Reserve  System or  securities  dealers  believed creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed  price  which is  generally  equal to the original  sales price plus interest.  The Fund retains record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved. In connection with each repurchase  transaction,  the Fund will direct its custodian bank to place cash, U.S. Government securities,  equity securities and/or  investment  and  non-investment  grade debt  securities  in a segregated account of the Fund in an amount equal to the repurchase  price. Any assets held in any  segregated  securities,  options,  futures,  forward  contracts or other derivative transactions will be liquid,  unencumbered and marked-to-market daily
(any such assets held in a segregated  account are referred to in this Statement of Additional Information as "Segregated Assets").

      A  repurchase  agreement  involves  the risk that the market  value of the securities  sold under the repurchase  agreement may decline below the price the
Fund is obligated to pay to  repurchase  under the  agreement.  In the event the buyer of securities  under a repurchase  agreement  files for the  bankruptcy or becomes  insolvent,  the  Fund's use of the  proceeds  of the  agreement  may be restricted  pending  a  determination  by the other  party,  or its  trustee  or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Repurchase  agreements are considered  borrowings and as such are subject to the
Fund's limitations on borrowing.

Borrowing

      The  Fund may  borrow  money up to 10% of the  value of its  total  assets
(calculated   at  the  time  of  the   borrowing)   from  banks  for  temporary,
extraordinary  or emergency  purposes,  for the clearance of transactions or for investment purposes.  The Fund may pledge such assets as are necessary to secure these borrowings.  If the Fund's asset coverage for borrowings falls below 300%, the Fund will take  prompt  action to reduce its  borrowings.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the

Fund may be required to sell portfolio securities to reduce the debt and restore the  300%  asset  coverage,  even  though  it may  be  disadvantageous  from  an investment standpoint to sell securities at that time.

      Borrowing  for  investment  purposes is generally  known as  "leveraging."
Leveraging exaggerates the effect on net asset value of any increase or decrease in the  market  value of the  Fund's  portfolio.  When the  income  and gains on securities  purchased  with the proceeds of borrowings  exceed the costs of such borrowings,  the Fund's  earnings or net asset value will  increase  faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs,  the Fund's  earnings or net asset value would  decline  faster than would  otherwise be the case.  Money borrowed for leveraging  will be subject to interest  costs  which  may  or may  not be  recovered  by  appreciation  of the securities purchased and may exceed the income from the securities purchased. In addition,  the Fund may be  required  to maintain  minimum  average  balances in connection  with such  borrowing or pay a  commitment  fee to maintain a line of credit,  which would  increase  the cost of borrowing  over the stated  interest rate. On an ongoing basis the Fund's borrowing for investment  purposes will not typically exceed 10% of the value of the Fund's total assets.

Futures

      The Fund may enter  into  contracts  for the  purchase  or sale for future delivery of securities.  A purchase of a futures  contract means the acquisition of a  contractual  right to obtain  delivery  to the Fund of the  securities  or foreign  currency  called for by the  contract at a  specified  price and future date.  When the Fund enters into a futures  transaction,  it must deliver to the futures  commission  merchant  selected  by the Fund an  amount  referred  to as
"initial margin." This amount is maintained by the futures  commission  merchant in a segregated account at the custodian bank. Thereafter,  a "variation margin"
may be paid by the  Fund  to,  or  drawn  by the  Fund  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

      The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund's  total  assets are  required as futures  contract margin deposits and premiums on options and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions  represent not more than 10% of the Fund's total assets.

      The Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  the Fund may sell stock index futures in  anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks and other  equity  securities  that might  otherwise  result,  and it may purchase  such  contracts  in order to  offset  increases  in the cost of common stocks and other equity  securities  that it intends to  purchase.  Unlike other futures contracts,  a stock index futures contract specifies that no delivery of the actual  stocks making up the index will take place.  Instead,  settlement in cash must occur upon the  termination of the contract.  While futures  contracts
(other  than  stock  under  futures  contracts)  provide  for  the  delivery  of securities,  deliveries usually do not occur. Contracts generally are terminated by entering into offsetting transactions.

      The Fund may enter into futures  contracts to protect  against the adverse effects of fluctuations in security  prices,  interest rates or foreign exchange rates without actually buying or selling the securities or foreign currency. For example,  if interest rates are expected to increase,  the Fund might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities  owned by the Fund. If interest  rates did increase,  the value of the debt  securities in the portfolio would decline,  but the value of the futures contracts to the Fund would  increase at  approximately  the same rate  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest rates will decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt  securities,  the Fund could take  advantage  of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and the Fund could then buy debt securities on the cash market.

      To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated  benefits of futures  contracts or may realize a loss. For example,  if the Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit of the  increased  value  which it has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market.  The Fund may be  required to sell  securities  at a time when it may be disadvantageous to do so.

Options

      The Fund may invest in options that are listed on U.S. exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions,  and this may have an adverse impact on the Fund's ability to effectively  hedge its  securities.  The Fund considers over-the-counter options to be illiquid.  Accordingly, the Fund will only invest in such options to the extent  consistent  with its 5% limit on  investments  in illiquid  securities.  The Fund may  purchase  and write call or put  options on securities  but will  only  engage  in  option  strategies  for  non-speculative purposes.  In addition,  the Fund will only engage in option transactions (other than index  options) to the extent that no more than 10% of its total assets are subject to obligations relating to such options.

      Purchasing Call Options. The Fund may purchase call options on securities.
When the Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call option has the  obligation to deliver the underlying  security  against  payment of the exercise  price.  The advantage of purchasing call options is that the Fund may alter portfolio characteristics and
modify  portfolio   maturities   without  incurring  the  cost  associated  with
transactions.

      The Fund may,  following  the  purchase of a call  option,  liquidate  its option position by effecting a closing sale transaction. This is accomplished by selling an option of the same  series as the option  previously  purchased.  The
Fund will realize a profit from a closing sale transaction if the price received on the  transaction  is more than the premium paid to purchase the original call option;  the Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

      Although  the Fund would  generally  purchase  only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary  market on an exchange would exist for any particular  option at any particular  time; and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire  without any value to the Fund,  in which event it would realize a capital loss which will be short-term  unless the option were held for more than one year.

      Covered Call Writing. The Fund may write covered call options from time to time on such portions of its portfolio as the investment  adviser  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund of writing  covered  calls is that it  receives  a premium  which is additional  income.  However,  if the security  rises in value and the option is exercised, the Fund will forego any market appreciation over the option exercise price on the securities subject to the option.

      During the  option  period for a covered  call  option,  the writer may be assigned an exercise notice by the  broker-dealer  through whom such call option was sold,  requiring  the  writer to deliver  the  underlying  security  against payment of the exercise price. This obligation is terminated upon the expiration of the  option  or upon  entering  a  closing  purchase  transaction.  A closing purchase transaction,  in which the Fund, as writer of an option, terminates its obligation  by  purchasing  an option of the same kind as the option  previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      Closing  purchase  transactions  will  ordinarily be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing purchase  transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

      The Fund may write call options only on a covered basis,  which means that the Fund would own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected. The
Fund would be required to continue to hold a security  which it might  otherwise wish to sell or deliver a security it would want to hold.  The exercise price of a call option may be below,  equal to or above the current  market  value of the underlying security at the time the option is written.

      Purchasing  Put Options.  The Fund may purchase put options on  securities owned by the Fund.

      A put option  purchased by the Fund would give it the right to sell one of its  securities  for an agreed price up to an agreed date. The Fund may purchase put  options  in order to protect  against a decline in the market  value of the underlying security below the exercise price of the option ("protective  puts").
The ability to purchase put options  would allow the Fund to protect  unrealized gains in an appreciated  security in its portfolio  without actually selling the security.  If the security does not drop in value, the Fund would lose the value of the  premium  paid.  The premium  paid for a put option and any  transactions costs would reduce any profit from the sale of the security. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying  such option.  Such sale would result in a net gain or loss depending on whether the amount  received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

      The  Fund  may  sell  a  put  option  purchased  on  individual  portfolio securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

      Writing  Put  Options.  The Fund may also  write put  options on a secured basis which means that the Fund will  maintain in a segregated  account with its custodian segregated assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of segregated  assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Fund.  Secured put options  would  generally be written in  circumstances where  the Fund  wishes to  purchase  the  underlying  security  for the  Fund's portfolio  at a price lower than the current  market price of the  security.  In such  event,  the Fund would  write a secured  put option at an  exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

      Following the writing of a put option,  the Fund may wish to terminate the obligation  to buy the  security  underlying  the option by  effecting a closing purchase transaction. This would be accomplished by buying an option of the same series as the option previously written. The Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

      Straddles.   The  Fund  may  write  covered  straddles   consisting  of  a
combination  of a call and a put  written  on the same  underlying  security.  A straddle  would be covered  when  sufficient  assets are  deposited  to meet the
Fund's immediate  obligations.  The Fund may use the same liquid assets to cover both the call and put options  where the exercise  price of the call and put are the same or the  exercise  price of the call is higher  than that of the put. In such  cases,  the Fund would also  segregate  liquid  assets  equivalent  to the amount, if any, by which the put is "in the money."

      Index Options. The Fund may purchase  exchange-listed put and call options on stock indices and sell such options in closing sale  transactions for hedging purposes.  The  Fund may  purchase  call  options  on broad  market  indices  to temporarily  achieve market  exposure when the Fund is not fully  invested.  The
Fund may also purchase exchange-listed call options on particular market segment indices to achieve  temporary  exposure  to a  specific  industry.  The Fund may purchase  put  options on broad  market  indices  in order to protect  its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect  the Fund from a decline  in value of heavily  weighted industries in the Fund's portfolio.  Put options on stock indices may be used to protect the Fund's  investments in the case of a an unusually large  redemption.
While the option is open, the Fund would maintain a segregated  account with its custodian in an amount equal to the market value of the option.

      Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars times a specified multiple (the "multiplier").

      Risks of Options.  The  purchase and writing of options  involves  certain risks. During the option period, the writer of a covered call has, in return for the  premium on the  option,  given up the  opportunity  to profit  from a price increase in the underlying  securities above the exercise price, but, as long as its obligation as a writer  continues,  has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its  obligation  as a writer of the option.  Once an option  writer has received an exercise  notice,  it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying  securities at the exercise price. If a put or call  option  purchased  by the Fund is not sold when it has  remaining value, and if the market price of the underlying security, in the case of a put, remains  equal to or greater than the exercise  price or, in the case of a call, remains less than or equal to the exercise price,  the Fund will lose its entire investment  in the  option.  Also  where a put or call  option  on a  particular security is purchased to hedge  against price  movements in a related  security, the price of the put or call  option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a  Fund  seeks  to  close  out  an  option  position.  Furthermore,  if  trading restrictions or suspensions are imposed on the options markets,  the Fund may be unable to close out a position.

      The Fund's  purchases  of options on indices  may  subject it to the risks described below:

      First,  because the value of an index option depends upon movements in the level of the index rather than the price of a particular  security,  whether the
Fund  will  realize  a gain or loss on the  purchase  of an  option  on an index depends upon  movements in the level of prices in the market  generally or in an industry or market  segment  rather than  movements in the price of a particular security.  Accordingly,  successful  use by the Fund of  options  on  indices is subject to the Fund's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

      Second,  index prices may be distorted if trading of a substantial  number of  securities  included  in the index is  interrupted  causing  the  trading of options on that index to be halted.  If a trading  halt were to occur,  the Fund would not be able to close put options  which it had  purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading  halt were to occur  and  restrictions  prohibiting  the  exercise  of options  were  imposed  through  the  close of  trading  on the last day  before expiration,  exercises  on that day would be  settled  on the basis of a closing index  value that may not  reflect  current  price  information  for  securities representing a substantial portion of the value of the index.

      Third,  if the Fund were to hold an index  option and were to  exercise it before final determination of the closing index value for that day, it would run the risk that the level of the underlying  index may change before  closing.  If such a change were to cause the exercised option to fall "out-of-the-money," the
Fund would be required to pay the difference between the closing index value and the  exercise  price of the option  (times  the  applicable  multiplier)  to the assigned  writer.  Though  the  Fund  may be  able  to  minimize  this  risk  by withholding exercise  instructions until just before the daily cutoff time or by selling  rather than  exercising the option when the index level is close to the exercise price,  it may not be possible to eliminate this risk entirely  because the cutoff  times for index  options  may be earlier  than those fixed for other types of  options  and may occur  before  definitive  closing  index  values are announced.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions

      The Fund has adopted the  following  fundamental  investment  restrictions which cannot be changed  without the approval of a "majority of the  outstanding voting  securities"  of the  Fund.  Under  the  1940  Act,  a  "majority  of the outstanding  voting securities of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities are present or represented by proxy,  which ever is less.

      Concentration.  The Fund will not make investments that will result in the concentration  (as that term may be defined  in the 1940 Act,  any rule or order thereunder or any SEC staff  interpretation  thereof) of its  investments in the securities of issuers primarily engaged in the same industry, provided that this restriction  does not limit the Fund from  investing  in  obligations  issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The SEC staff currently takes the position that a fund concentrates its investments in a particular  industry  if more than 25% of its net assets is  invested in issuers within the industry.

      Senior Securities. The Fund may not issue senior securities, except as may be  permitted  by the 1940 Act,  any rule or order  thereunder  or any SEC staff interpretation thereof.

      Underwriting. The Fund may not underwrite the securities of other issuers, except  that the Fund may  engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio  securities under  circumstances in which it may be considered to be an underwriter under the Securities Act of 1933.

      Real  Estate.  The Fund  may not  purchase  or sell  real  estate,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent the Fund from  investing  in issuers that invest,  deal or otherwise engage in transactions in real estate or interests  therein or investing in securities that are secured by real estate or interests therein.

      Commodities.  The  Fund may not  purchase  or sell  physical  commodities, unless  acquired as a result of ownership of  securities  or other  instruments;
provided  that this  restriction  does not  prevent  the Fund from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

      Borrowing. The Fund may employ leverage by borrowing money for the purpose of making additional investments,  which could result in increased volatility of the Fund's net asset value. In order to limit such risk, the Fund is required to limit the  percentage  of its  assets  that can be  exposed  to such  leveraging techniques to 10% of the asset value of the Fund.

      Lending. The Fund may not make loans,  provided that this restriction does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Policies and Restrictions

      In  addition  to the  fundamental  policies  and  investment  restrictions described above and the various  general  investment  policies  described in the
Prospectus,  the Fund will be subject to the following investment  restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

      Other  Investment  Companies.  The Fund is  permitted  to  invest in other investment companies,  including open-end, closed-end or unregistered investment companies,  either within the  percentage  limits set forth in the 1940 Act, any rule or order  thereunder  or any SEC staff  interpretation  thereof  or without regard  to  percentage  limits  in  connection  with a  merger,  reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds"  which  invests  primarily  in the shares of other  investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own
shares are utilized as investments by such a "fund of funds."

      Illiquid  Securities.  The Fund  may not  invest  more  than 5% of its net assets at the time of purchase in securities  which it cannot sell or dispose of in the ordinary course of business within seven days at approximately  the value at which the Fund has valued the investment.

      In applying the Fund's fundamental policy concerning concentration that is described  above, it is a matter of  non-fundamental  policy that investments in certain  categories of companies  will not be considered to be  investments in a particular  industry.  For example:  (i)  financial  service  companies  will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  (ii) technology companies will be divided according to their products and services, so that, for example, hardware, software, information services and outsourcing  and  telecommunications  will each be a  separate  industry;  (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities;  and (iv) utility  companies will be divided according to their services,  so that, for example,  gas, gas  transmission,  electric and telephone will each be considered a separate industry.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares

      Shares are sold by the Fund  without any sales charge and are offered on a continuous basis by the distributor.

      Shares of the Fund also may be purchased  through an  investment  adviser, financial planner,  broker, dealer or other investment professional or through a fund  supermarket,  retirement  plan or other  intermediary.  These  parties may charge transaction fees and may set different minimum investments or limitations on buying,  selling or redeeming shares.  The intermediaries are responsible for transmitting  purchase  orders  and funds  and for  crediting  their  customers'
accounts following redemptions made in accordance with their customer agreements and the Fund's  Prospectus.  Other  persons  may  receive  compensation  for the marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its Distribution and Shareholders Servicing Plan adopted under
Rule 12b-1 under the 1940 Act.

      The Fund  reserves the right to reject any  purchase  order and to suspend the offering of shares of the Fund. The minimum initial investment is $5,000 and
additional   investments  must  total  at  least  $1,000.  The  minimum  initial investment  for  qualified  retirement  accounts is $1,000  ($500 for  Coverdell
Education Savings  Accounts) and there is no minimum for subsequent  investments in retirement  accounts or Coverdell  Education Savings  Accounts.  The Fund may
change or waive its policies  concerning minimum investment amounts at any time.
The  Fund's   transfer  agent   maintains  all   shareholder   and   shareholder
transaction(s) records for the Fund.

      The  Fund  does  not  intend  to issue  certificates  representing  shares purchased.  Shareholders  will have the same rights of ownership with respect to such shares as if certificates had been issued.

      Shares of the Fund may be  purchased  at the  Fund's  net asset  value per share next  computed  after  receipt of the purchase  order.  Net Asset Value is calculated every day the New York Stock Exchange ("NYSE") is open as of the time of the closing of the NYSE, which normally is 4:00 PM Eastern time.  Shares will not be priced on days the New York Stock Exchange is closed.

      Upon purchasing shares of the Fund, if a check or draft is returned unpaid to the Fund the Fund may impose a $25 charge for each returned item. All checks, drafts,  wires and other payment  mediums used to buy or sell shares of the Fund must be  denominated  in U.S.  dollars.  The Fund may,  in its sole  discretion, either  (a)  reject  any order to buy or sell  shares  denominated  in any other currency or (b) honor the  transaction or make  adjustments  to a  shareholder's account for the  transaction as of a date and with a foreign  currency  exchange factor determined by the drawee bank.

Net Asset Value Per Share

      The Fund's net asset value per share is  determined  by dividing the total value of the Fund's  securities,  cash and other assets,  subtracting all of its expenses  and  liabilities,  and then  dividing  by the  total  number of shares outstanding.  Expenses and fees of the Fund, including management,  distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

      Cash and any receivables are valued at their realizable amounts.  Interest is recorded as accrued and dividends are recorded on the  ex-dividend  date. The
Fund's securities are valued at their market value, which usually means the last quoted sale price on the  security's  principal  exchange  during normal trading hours on that day.  Portfolio  securities listed on a securities  exchange or on the NASDAQ  National  Market  System for which  market  quotations  are  readily available are valued at the last quoted sale price during  normal  trading hours of the day or, if there is no such reported  sale,  within the range of the most recent quoted bid and ask prices. The current market value of any option held by the Fund is its last sale price on the  relevant  exchange  before the time when assets  are  valued.  Lacking  any sales  that day or if the last sale  price is outside  the bid and ask  prices,  options  are  valued  within the range of the current  closing bid and ask prices if the  valuation is believed to reflect the option contract's market value. The value of a foreign security is determined as of the close of trading on the  foreign  exchange on which it is traded or as of the  scheduled  close of normal  trading  hours on the NYSE, if that is earlier.
Generally,  trading in corporate  bonds,  U.S.  Government  securities and money market  instruments is substantially  completed each day at various times before the  scheduled  close of normal  trading  hours on the NYSE.  The value of these securities  used in computing  net asset value is determined as of such time. If market quotations are not readily available,  securities will be priced at their fair value as determined in good faith by, or under  procedures  adopted by, the
Board of Trustees.  The Fund may use independent  pricing  services to assist in calculating the Fund's net asset value.

Redeeming Shares

      Shares  of the  Fund may be  redeemed  on any  business  day that the Fund calculates  its net asset value.  Shares will not be priced on days the New York
Stock Exchange is closed.  The redemption price will be the next net asset value per share calculated after the redemption order is received in good order by the
Fund's transfer agent. No fees are imposed by the Fund when shares are redeemed.

      Shares of the Fund may be  redeemed by giving  instructions  to the Fund's transfer agent by mail or by telephone.  The Fund will use reasonable procedures to confirm that instructions  communicated by telephone are genuine and, if such procedures are followed,  will not be liable for any losses due to  unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes,  the telephone  redemption  privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

      Certain written  requests to redeem or transfer shares require a signature guarantee. For example, a signature guarantee may be required if the shares sold are worth  $50,000 or more if your address of record on the account  application has been changed within the last 30 days or if you ask that the proceeds be sent to a different person or address. A signature  guarantee is used to help protect you and the Fund from  fraud.  You can obtain a  signature  guarantee  from most banks and securities dealers but not from a notary public. Signature guarantees, together with the signature(s) of the registered owner(s), must appear on: (1) a written request for redemption;  or (2) a separate  instrument of assignment (or
"stock power"),  which should specify the total number of shares to be redeemed.
A "stock  power"  may be  obtained  from the  Fund or from  most  banks or stock brokers.

      If shares are sold through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

      Delivery of the proceeds of a redemption of shares  purchased and paid for by check shortly before the receipt of the request for redemption may be delayed until the Fund  determines  that the custodian  has completed  collection of the purchase check,  which may take up to 10 days. The Board of Trustees may suspend the right of redemption  or postpone the date of payment  during any period when
(a) trading on the New York Stock  Exchange is  restricted  as determined by the
SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension or (c) an emergency,  as defined by rules of the SEC,  exists  during  which time the sale of Fund shares or  valuation of securities held by the Fund are not reasonably practicable.

      Redemption  checks sent to a shareholder do not earn interest or any other income  during the time the checks  remain  uncashed.  Neither  the Fund nor its affiliates will be liable for any loss caused by a shareholder's failure to cash such checks.

      The Fund also  reserves  the right to make a  "redemption  in-kind" if the amount you are  redeeming  is large enough to affect Fund  operations  or if the redemption  would otherwise  disrupt the Fund. For example,  the Fund may redeem shares in-kind if the amount  represents  more than the lesser of $250,000 or 1%

of the Fund's net assets. When the Fund makes a "redemption in-kind" it pays the
Seller in portfolio securities rather than cash. If shares are redeemed in kind, the redeeming  shareholder may incur brokerage costs in converting the assets to cash. The method of valuing  securities used to make redemptions in kind will be the same as the method of valuing portfolio  securities is described above. Such valuation will be made as of the same time the redemption price is determined.

      In addition,  if a shareholder's  account balance falls below $1,000,  the
Fund may request the balance be increased.  If it is still below $1,000 after 60 days, the Fund may  automatically  close the account and forward the proceeds to the shareholder.

      Returned Mail

      If dividend  checks are  returned to the Fund as  undeliverable  or marked
"unable to forward" by the postal service, the Fund will consider this a request by the shareholder to change the dividend option to reinvest all  contributions.
The proceeds will be  reinvested  in additional  shares at their net asset value until the Fund receives new instructions.

      If mail is returned as  undeliverable  or the Fund is unable to locate you or verify your current mailing  address,  it may deduct the costs of any efforts to find you from your  account.  These  costs may  include a  percentage  of the account  when a search  company  charges a  percentage  fee in exchange  for its location services.

MANAGEMENT OF THE TRUST AND PRINCIPAL OWNERS OF SECURITIES

Trustees and Officers

      The  Trust  is  governed  by  a  Board  of  Trustees,  which  has  overall responsibility  for  management  of the  Trust.  The  Trustees  are  experienced business  persons  who meet  periodically  throughout  the year to  oversee  the
Trust's activities,  review contractual arrangements with companies that provide services  to the Fund and  review  the  performance  of the  Fund.  The  Trust's
Agreement and Declaration of Trust provides that each Trustee shall serve during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court or is removed. The names and business addresses of the
Trustees  and  officers  of the Trust,  together  with  information  as to their principal occupations during the past five years, are listed below. Each Trustee oversees one portfolio.

Interested Trustee

      The following Trustee is an "interested  person" of the Fund as defined in the 1940 Act.

                                                       Principal Occupation(s) during
                          Position(s) Held   Trustee   the Past 5 Years and Other
Name, Address and Age     with Registrant     Since    Directorships

Thomas O. Boucher, Jr.*   Trustee             2001     Managing Director of Ingalls &
61 Broadway                                            Snyder LLC
New York, NY 10006-2802
Age 44

Non-Interested Trustees

      The following Trustees are not "interested persons" of the Fund as defined in the 1940 Act.

                                                       Principal Occupation(s) during
                          Position(s) Held   Trustee   the Past 5 Years and Other
Name, Address and Age     with Registrant     Since    Directorships

Barnabas B. B. Breed      Trustee and         1999     Principal of the law firm of Breed
551 Fifth Avenue          Chairman of the              & Associates
New York, NY  10017       Board of
Age 57                    Trustees

------------

*  This  Trustee  is an  "interested  person"  of the  Trust as  defined  in the
   Investment  Company  Act of 1940  because of his  position  with the  Trust's investment adviser and its affiliates.

                                                       Principal Occupation(s) during
                          Position(s) Held   Trustee   the Past 5 Years and Other
Name, Address and Age     with Registrant     Since    Directorships

William J. McDonough, Jr. Trustee             2002     Retired, Executive Vice President
193 Summit Avenue                                      of the advertising firm Foote, Cone
Summit, NJ 07901                                       & Belding (until 2002)
Age 50

Officers

      The officers of the Trust are:

                          Position(s) Held   Officer   Principal Occupation(s) during
Name, Address and Age     with Registrant     Since    the Past 5 Years

Robert E. Belknap†        President and      1999      Managing Director of Ingalls
61 Broadway               Portfolio Manager            & Snyder LLC
New York, NY 10006-2802
Age 64

Elizabeth A. Larson       Vice President,    2000      Associate, Ingalls & Snyder LLC
61 Broadway               Secretary and
New York, NY 10006-2802   Treasurer
Age 38

Committees

      The Fund has an Audit Committee whose members include Barnabas B. B. Breed and William J.  McDonough.  Messrs.  Breed and McDonough are not affiliated with the Fund's  investment  adviser or distributor and are not otherwise  interested persons as defined by the Investment  Company Act of 1940. The primary functions of the Audit  Committee  include but are not limited to: (i) assisting the Board of Trustees  in its  oversight  of the Fund's  financial  reporting  process and system of internal controls regarding finance and accounting; (ii) assisting the
Board of Trustees in its oversight of the quality and  objectivity of the Fund's
financial   statements  and  the  independent   audit  thereof,   including  the
independence and performance of the Fund's independent auditors; (iii) assisting the Board of Trustees in selecting,  evaluating  and, where deemed  appropriate, replacing the independent auditors; and (iv) facilitating  communication between the independent auditors, the financial management personnel of the Fund and the
Board of Trustees.

      The Audit Committee held two meetings during the fiscal year ended October
31, 2002.

------------

†  Mr.  Belknap  is also the  brother  of Thomas H.  Belknap,  who serves on the
   Fund's Advisory Committee.

Trustees' Investment in the Fund

      The  following  sets  forth  the  dollar  range  of  shares  of  the  Fund beneficially owned by each Trustee as of December 31, 2002.

                                      Dollar Range of Equity
       Name of Trustee                Securities in the Fund

       Thomas O. Boucher, Jr.         None
       Barnabas B. B. Breed           $10,001 - $50,000
       William J. McDonough, Jr.      None

Compensation of Trustees

      The Trust does not  compensate  the Trustees who are officers or employees of the investment adviser or its affiliates. The other Trustees receive a fee of
$250 for each  meeting  of the  Trustees  which  they  attend  in  person  or by telephone.  Trustees are reimbursed for travel and other out-of-pocket expenses.
The Board of Trustees holds regular quarterly meetings. The Trust does not offer any pension or retirement benefits for Trustees.  The following table sets forth the  aggregate  compensation  received  by each  Trustee  from the Trust for the
Fund's fiscal year ended October 31, 2002.

                                                          Total Compensation
Name of Trustee                Title                          from Trust

Robert E. Belknap              Trustee and President               None*

Thomas O. Boucher, Jr.         Trustee                              None
Barnabas B. B. Breed           Trustee                           $1,000
Theodore F. Ells               Trustee                           $1,000*
William J. McDonough, Jr.      Trustee                             None**
Edward W. Wheeler              Trustee                             $250*

------------
*   Messrs. Belknap, Ells and Wheeler resigned as Trustees in December 2002.
**  Mr.  McDonough  became a Trustee  in  December  2002 and  therefore  did not receive any compensation  from the Fund in the fiscal year ended October 31,
    2002.

Advisory Board

      The Fund has an Advisory  Board  whose  members  are  experienced  in many different types of business and who assist the Fund's  portfolio  manager in the ongoing  assessment of economic,  political and social  developments as they may effect the  investment  strategy of the Fund.  The members of the Advisory Board are not compensated and do not give  investment  advice to the Fund.  Members of
the  Advisory  Board,   together  with  their  addresses,   ages  and  principal
occupations for the past five years, are listed below:

                                 Member of        Principal Occupation(s)
                                 Advisory         during the Past 5 Years and Other
Name, Address and Age            Board Since      Directorships

Thomas H. Belknap(1)                1999          Partner of the law firm of Ropes & Gray
One International Place                           and Partner of the law firm of Hill & Barlow
Boston, MA  02110-2607                            (prior to 2002)
Age 62

Mr. David G. Booth                  1999          Managing Director, Ret., of Morgan Stanley
15 Garden Place                                   Dean Witter, Inc.
Brooklyn, NY 11201
Age 48

Mr. W. Neville Conyers              1999          Chairman of Bermuda Aviation Services
PO Box HM 1554                                    Limited/Aircraft Services Bermuda Limited
Hamilton HM FX
Bermuda
Age 73

Mr. Marc Declerck                   1999          Agent Delegue of the investment firm of Bank
Place du Champs de Mars                           Delen
2 Marsveldplain
Brussels 1050, Belgium
Age 44

Mr. Christopher Finn(1)             1999          Managing Director - International of the
57 Berkeley Square                                merchant banking firm The Carlyle Group
London W1X 6NB
United Kingdom
Age 45

Mr. Timothy P. Finn(1)              1999          Managing Partner, Stonegate Capital LLC,
99 Park Avenue
Suite 1510
New York, NY 10016
Age 41

Mr. David W. Fisher                 2001          Managing Director, Ret., of J.P. Morgan &
3 Waters Edge                                     Co.
Falmouth, ME 04105
Age 59

------------
(1) Mr. Belknap is the brother of Robert E. Belknap, who serves as the President and Portfolio Manager of the Fund.
(2) Mr. Christopher Finn and Mr. Timothy P. Finn are brothers.

                                 Member of        Principal Occupation(s)
                                 Advisory         during the Past 5 Years and Other
Name, Address and Age            Board Since      Directorships

Mr. Jolmer D. Gerritse              1999          Managing Director of the investment firm
Nieuwezijds Voorburgwal 162                       SNS Securities N.V.
1012 SJ Amsterdam
The Netherlands                                   Member of supervisory board of White
Age 51                                            Mountain European Fund Ltd.

Mr. Henry H. Hubbard, III           1999          Chief Operating Officer, Ret., of the retail
113 Forest Lane                                   store Trimingham's
Tryon, NC 28782-3201
Age 67

Mr. John G. Hunter                  1999          Managing Director of the conference
123 East 54th Street                              management company The Management
New York, NY 10022                                Exchange, Inc.
Age 65

Mr. William J. Loschert             1999          Chairman, Ret., of the insurance company
Crosby Court                                      ACE UK Limited
38 Bishopsgate
London EC2N 4DL                                   Non-Executive Director of ACE Global
United Kingdom                                    Markets Limited and ACE Insurance S.A.
Age 63

Mr. C. P. T. Vaughan-Johnson        1999          Deputy Chairman of the private bank
1 Hobart Place                                    Duncan Lawrie Limited
London SW1W 0HU
England                                           Director of Camellia Plc, Linton Park Plc
Age 68                                            Smaller Companies Value Trust Plc, Duncan
                                                  Lawrie Limited and Burgundy International
                                                  Fund Limited, Bermuda

Mr. John S. Wadsworth, Jr.          1999          Honorary Chairman of Morgan Stanley
1020 Vallejo Street                               Asia Limited
San Francisco, CA 94133
Age 64                                            Director of Pixar

Mr. Lewis M. Weston                 1999          Retired Partner of the investment banking
85 Broad Street                                   firm Goldman, Sachs & Co.
New York, NY  10004
Age 76                                            Director of First Year, Inc.

                                 Member of        Principal Occupation(s)
                                 Advisory         during the Past 5 Years and Other
Name, Address and Age            Board Since      Directorships

Edward W. Wheeler                   2002          Senior Vice President of The Buckingham Research Group
630 Third Avenue                                  Inc.
New York, NY 10016
Age 59

Mr. Robert D. White                 1999          Chief Operating Officer of the investment firm
535 Madison Avenue                                Investor Select Advisors, Inc.
New York, NY  10022
Age 33

Roger T. Wickers,                   1999          Senior Vice President and General Counsel, Ret., of
99 Springfield Point                              the mutual fund management company The Keystone Group
Wolfboro, NH  03894
Age 67                                            Trustee of Met Investors Series Trust, a registered
                                                  open-end investment company

Mr. Henry K. Wingate                1999          Independent Educational Consultant
P.O. Box 197
Sandisfield, MA  01255
Age 64

Investment Adviser and Advisory Agreement

      Ingalls & Snyder LLC  ("Ingalls  & Snyder" or the  "investment  adviser"), having its principal  offices at 61 Broadway,  New York, NY  10006-2802,  is the
Fund's  investment  adviser.  Ingalls & Snyder is  registered  as an  investment adviser  under the  Investment  Advisers Act of 1940 (as amended,  the "Advisers
Act").  Ingalls & Snyder also is a registered  broker-dealer and a member of the
New York and American Stock Exchanges and the National Association of Securities
Dealers.  Ingalls & Snyder serves as investment  adviser to the Fund pursuant to an  Investment  Advisory  Agreement  with the Trust dated as of February 4, 2000
(the "Advisory Agreement").

      Under the  Advisory  Agreement,  the  investment  adviser,  subject to the supervision  of the Trustees,  provides  investment  management  services to the
Fund,  including  investment research and management with respect to securities, investments  and cash  equivalents,  in  accordance  with the Fund's  investment objective,  policies  and  restrictions  as set  forth in its  Prospectus,  this
Statement of Additional  Information  and the  resolutions of the Trustees.  The investment  adviser is responsible  for effecting all security  transactions  on behalf of the Fund, including the allocation of principal business and portfolio brokerage  and the  negotiation  of  commissions.  The  investment  adviser also maintains  books and records with respect to the securities  transactions of the
Fund and  furnishes  to the  Trustees  such  periodic  or other  reports  as the
Trustees may request.

      The Fund is obligated to pay the investment adviser a monthly fee equal to an annual rate of 1.00% of the Fund's  average  daily net assets.  Pursuant to a contractual agreement,  Ingalls & Snyder LLC agreed to waive its advisory fee or to reimburse the Fund's expenses to the extent necessary to ensure that Expenses on an annualized basis do not exceed 1.70% of the Fund's average net assets.  As a result of this expense cap,  all  advisory  fees  incurred by the Fund for the period since the Fund's inception on February 15, 2000 through October 31, 2002, were waived. Ingalls & Snyder has agreed to continue this contractual fee waiver until March 1, 2004. This  contractual  arrangement may not be terminated by the investment adviser during the stated period.

      During the term of the Advisory Agreement, the investment adviser will pay all expenses incurred by it in connection with its activities  thereunder except the cost of securities (including brokerage  commissions,  if any) purchased for the Fund. The services  furnished by the  investment  adviser under the Advisory
Agreement  are not  exclusive,  and the  investment  adviser  is free to perform similar services for others.

      Ingalls & Snyder is an independent, privately owned firm. Its shareholders consist  of nine  managing  directors,  none of whom  owns  more than 25% of its outstanding stock.

      Unless  sooner  terminated  in  accordance  with its terms,  the  Advisory
Agreement may be continued from year to year,  provided that such continuance is approved at least  annually by a vote of the holders of a "majority" (as defined in the 1940 Act) of the  outstanding  voting  securities  of the Fund, or by the
Trustees,  and in either event by vote of a majority of the Trustees who are not parties to the  Advisory  Agreement or  "interested  persons" (as defined in the
1940 Act) of any such party,  cast in person at a meeting called for the purpose of voting on such approval.

      The Advisory  Agreement will  automatically  terminate in the event of its
"assignment,"  as that term is  defined in the 1940 Act,  and may be  terminated without  penalty at any time upon 60 days' written notice to the other party by:
(i) the majority vote of all the Trustees or by majority vote of the outstanding voting securities of the Fund; or (ii) the investment adviser.

      The Advisory  Agreement may be amended by the parties,  provided,  in most cases,  that  any  such  amendment  is  specifically  approved  by the vote of a majority of the outstanding  voting  securities of the Fund and by the vote of a majority of the  Trustees who are not  interested  persons of the Fund or of the investment adviser, cast in person at a meeting called for the purpose of voting upon such approval.

      Under the terms of the Advisory Agreement,  the investment adviser will be liable to the Fund only for losses  resulting  from a breach of  fiduciary  duty with respect to the receipt of compensation for services,  willful  misfeasance, bad faith, gross negligence or reckless disregard of duty.

      In determining  whether or not to renew the Advisory  Agreement each year, the Board of  Trustees  evaluates  information  provided  by Ingalls & Snyder in accordance  with Section 15(c) of the 1940 Act. The Advisory  Agreement was most recently  renewed by the Board of Trustees at its meeting  held on December  12,
2002. The Board of Trustees  considered a number of factors in deciding to renew the Advisory Agreement, including the nature and quality of services provided to the Fund, the fees and expenses borne by the Fund, the investment performance of the Fund,  the amount and structure of the  investment  advisory fee paid by the
Fund, the expense cap and expense reimbursement provided by Ingalls & Snyder and the financial results and financial condition of the investment adviser.

      In reviewing  the quality of services  provided to the Fund,  the Board of
Trustees  noted the  nature  and  quality  of the  investment  analysis  and the investment  style  used  by  the  investment  adviser  in  managing  the  Fund's portfolio.  The Trustees also  considered the  qualifications  of the investment professionals  having principal  responsibility for the Fund's  investments.  In evaluating the  investment  performance of the Fund, the Board of Trustees noted
the importance of evaluating  the  performance of the Fund over an entire market cycle,  including  both  periods of market  appreciation  and  periods of market declines and that in particular  short-term periods the Fund's performance might deviate significantly from its peer group or market averages.  The Trustees also noted that over the most recent fiscal year prior to their  consideration of the renewal of the Advisory Agreement the Fund performed  significantly  better than or was  competitive  with its peer group  (represented  by the Lipper  Large Cap
Growth Fund Index) and the market averages  represented by the Standard & Poor's
500 Index and the NASDAQ Composite Index.

      In  reviewing  the  fees and  expenses  borne by the  Fund,  the  Board of
Trustees noted, among other things, that the investment advisory fee paid by the
Fund was competitive  with the fees paid by other similar funds of similar size.
The Board of Trustees also  considered the expense  limitation  contained in the
Investment  Advisory  Agreement  and the fact that the  expense  limitation  had resulted not only in the waiver of the investment  adviser's entire advisory fee since the inception of the Fund but also in additional out-of-pocket payments to subsidize the Fund's operating expenses.

      Based on their review, the Board of Trustees  (including a majority of the non-interested  Trustees of the Fund)  concluded,  among other things,  that the investment advisory fee, when evaluated in light of all relevant  circumstances, did not  result in an  excessive  profit  to the  investment  adviser,  that the investment  advisory  fees  and  other  expenses  of  the  Fund  were  fair  and reasonable,  both  absolutely and in comparison with those of other funds in the industry,  and that the Fund had received  reasonable value in return for paying the investment advisory fee under the Investment Advisory Agreement.

Principal Owners of Securities

      The following table sets forth the name, address and percentage ownership, as of December  31,  2002,  of each person who owns of record or is known by the
Fund to own beneficially 5% or more of the Fund's  outstanding equity securities and of the Fund's  Trustees,  officers  and members of the  Advisory  Board as a group.

      Name and Address                           Percentage Ownership

      Robert E. Belknap                           21.9%
      61 Broadway
      New York, NY 10006-2802

      Echo Bay International Ltd.                 14.6%
      Ramasso Place
      Wickhams Cay
      Road Town, Tortola
      Virgin Islands

      Trustees, officers and members of the       27.6%
      Advisory Board as a group

      Because  the  Trustees  and officers of the Fund own more than 25% of the outstanding  voting  securities  of the Fund,  they may be deemed to control the
Fund.  As a result of their  substantial  voting  interest,  they may be able to control the outcome of any matter submitted to a vote of the shareholders of the
Fund, including the election of Trustees.

ANTI-MONEY LAUNDERING PROCEDURES

      The Trust has established an anti-money laundering compliance program (the
"Program")  as required by the Uniting and  Strengthening  America by  Providing
Appropriate Tools Required to Intercept and Obstruct  Terrorism Act of 2001 (the
"USA Patriot  Act").  In order to ensure  compliance  with this law, the Program provides for the  development  of internal  practices,  procedures and controls, designation of an anti-money  laundering compliance officer, an ongoing training program and an independent  audit function to determine the effectiveness of the
Program.  Procedures to implement the Program  include,  but are not limited to, determining  that the Fund's  distributor  and transfer  agent have  established proper  anti-money  laundering  procedures,  reporting  suspicious or fraudulent activity and a review of all new account  applications.  In compliance  with the
Program,   the  Fund's   distributor  or  transfer  agent  will  verify  certain
information  on your account  application.  The Fund will not transact  business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act. Account  applications  that are incomplete or that contain essential identifying information which cannot be verified will not be accepted.

CODE OF ETHICS

      Both the Fund and  Ingalls & Snyder  have  adopted  a Code of Ethics  that governs the conduct of officers  and  employees of the Fund and Ingalls & Snyder who may have access to  information  about the Fund's  securities  transactions.
Subject to certain  conditions,  the Code of Ethics permits personnel subject to the Code to  invest in  securities,  which may  include  securities  that may be purchased or held by the Fund from time to time. The Code  recognizes  that such persons  owe a  fiduciary  duty to the  Fund's  shareholders  and must place the interests of shareholders ahead of their own interests.  Among other things, the
Code requires  pre-clearance  of trading of initial public offerings and limited offerings and requires reporting of personal securities transactions. Violations of the code are  subject to review by the  Trustees  and could  result in severe penalties.

SERVICE AGREEMENTS

      As more fully  described  below,  the Trust has  entered  into a number of agreements with U.S. Bancorp Fund Services,  LLC, a Wisconsin  limited liability
company,    pursuant   to   which   U.S.   Bancorp   Fund   Services    performs
management-related  and other services for the Fund. U.S.  Bancorp Fund Services serves as the administrator,  transfer agent, dividend disbursing agent and fund accountant.  U.S.  Bank,  N.A.,  which  is an  affiliate  of U.S.  Bancorp  Fund
Services,  serves as the Fund's custodian.  The principal office of U.S. Bancorp
Fund Services is located at 615 East Michigan Street,  Milwaukee,  WI 53202. The
principal office of U.S. Bank, N.A. is located at 425 Walnut Street, Cincinnati,
OH 45202.

      Administrator

      Pursuant to a Fund Administration  Servicing Agreement with the Trust (the
"Administration Agreement"),  U.S. Bancorp Fund Services serves as administrator of the Fund and subject to the direction and control of the Trustees, supervises all aspects of the  operation of the Fund except  those  performed by the Fund's investment  adviser.  The  administrator  also provides  certain  administrative services and facilities for the Fund,  which include  preparing and  maintaining books,  records, tax and financial reports and monitoring  compliance with state and  federal  regulatory  requirements.  As  administrator,  U.S.  Bancorp  Fund
Services receives asset-based fees at the annual rate of 0.06% of the first $200 million of average  daily net assets,  0.05% of the next $500 million of average daily net  assets  and 0.03% of average  daily net  assets  above $700  million, subject to a minimum  annual fee of $30,000.  For the Fund's  fiscal years ended
October  31,  2002 and 2001,  and for the period  from the Fund's  inception  on
February 15, 2000 through the end of the Fund's fiscal year on October 31, 2000, the Fund paid the administrator $26,512, $31,381 and $21,207,  respectively, for its services under the Administration Agreement.

      Fund Accounting

      Pursuant to a Fund  Accounting  Servicing  Agreement with the Trust,  U.S.
Bancorp Fund Services is responsible for accounting relating to the Fund and its investment  transactions,  maintaining  certain  books and  records of the Fund, determining daily the net asset value per share of the Fund,  calculating yield, dividends and capital gain  distributions  and providing  certain tax accounting services.

      Under the Fund Accounting Servicing Agreement,  U.S. Bancorp Fund Services
receives  asset-based  fees at the  annual  rate of  $23,000  for the  first $40 million of average daily net assets,  0.015% of the next $200 million of average daily net assets and 0.01% of average daily net assets above $240  million.  For the Fund's fiscal years ended October 31, 2002 and 2001, and for the period from the Fund's  inception on February 15, 2000 through the end of the Fund's  fiscal year on October 31,  2000,  the Fund paid U.S.  Bancorp Fund  Services  $21,510,
$24,455 and $17,511,  respectively,  for its services under the Fund  Accounting
Servicing Agreement.

      Transfer Agent

      Pursuant  to a  Transfer  Agent  Servicing  Agreement  with the Trust (the
"Transfer  Agent  Agreement"),  U.S.  Bancorp Fund  Services acts as the Trust's transfer agent and dividend  disbursing  agent. In that capacity,  U.S.  Bancorp
Fund Services is responsible for performing certain shareholder services for the
Fund.  U.S.  Bancorp Fund Services is compensated  based on an annual fee of $15 per shareholder account outside of the omnibus account plus a minimum annual fee of the greater of $10,000 or .005% of the average net assets of the Fund.

      Custodian

      Pursuant to a Custodian  Servicing  Agreement  with the Trust,  U.S. Bank,
N.A.  acts as the  custodian  of the  Fund's  securities  and  cash  and in that capacity delivers and receives payment for portfolio  securities sold,  receives and pays for portfolio securities  purchased,  collects income from investments.
U.S. Bank, N.A. is compensated on the basis of an annual fee based on the market value of the assets of the Fund and on fees for certain transactions. U.S. Bank,
N.A.  receives  asset-based  fees at the annual rate of 0.01% of the average net assets of the Fund plus specified charges for portfolio transactions.

      Distributor

      Ingalls & Snyder  LLC (the  "distributor"),  located at 61  Broadway,  New
York, NY 10006-2802, serves as the principal underwriter and distributor for the shares of the Fund pursuant to a Distribution  Agreement with the Trust dated as
of  February  3,  2000  (the  "Distribution  Agreement").   The  distributor  is
registered  as a  broker-dealer  under the  Securities  Exchange Act of 1934, as amended,  and each  state's  securities  laws and is a  member  of the  National
Association of Securities Dealers ("NASD"). The offering of the Fund's shares is continuous.  The Distribution Agreement provides that the distributor,  as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable,  including,  but not limited to,  advertising, compensation to underwriters,  dealers and sales personnel, printing and mailing prospectuses  to persons other than current Fund  shareholders  and printing and mailing sales literature.

      Distribution Plan

      The Board of Trustees  has  adopted a  Distribution  Plan ("the  Plan") on behalf of the Fund,  in  accordance  with Rule 12b-1 (the "Rule") under the 1940
Act.  The Fund is  authorized  under  the Plan to use the  assets of the Fund to compensate  the  distributor  or others for certain  activities  relating to the distribution of shares of the Fund to investors and the provision of shareholder services.  The amount  payable under the Plan is 0.50% of the Fund's average net assets on an annual basis.  Because these fees are paid out of the Fund's assets on an  ongoing  basis,  over  time  these  fees  will  increase  the  cost of an investor's  investment.  Effective  May 25,  2001,  Ingalls  & Snyder  LLC,  the
distributor  of  shares  of  the  Legacy  Growth  Fund,   agreed  to  waive  its
distribution  fee.  This fee waiver may be terminated by Ingalls & Snyder at any time. The waiver of the  distribution  fee will not have an immediate  effect on the overall  expense  ratio of the Fund because of the  obligation  of Ingalls &

Snyder under its Investment  Advisory Agreement with the Fund to limit the Total
Annual Fund  Operating  Expenses of the Fund on an  annualized  basis to no more than 1.70% of the Fund's average net assets as described above.

      The NASD's  maximum  sales  charge  rule  relating  to mutual  fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based.  This rule may operate to limit the aggregate  distribution fees to which shareholders may be subject under the terms of the Plan.

      The Plan  authorizes  the use of  distribution  fees to pay, or  reimburse expenses incurred by, banks,  broker/dealers and other institutions that provide distribution  assistance and/or shareholder services including,  but not limited
to,  printing  and   distributing   prospectuses  to  persons  other  than  Fund
shareholders,  printing and  distributing  advertising and sales  literature and reports to  shareholders  used in  connection  with selling  shares of the Fund,
furnishing  personnel  and  communications   equipment  to  service  shareholder
accounts and responding to inquiries by shareholders and prospective  investors.
Such services may be performed by the  distributor,  the  investment  adviser or others.

      The Plan requires that any person  authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the Rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

      The Plan  will  continue  in  effect  only so long as its  continuance  is specifically  approved at least annually by the Trustees in the manner described above for Trustee  approval of the Plan.  The Plan may be terminated at any time by a majority  vote of the Trustees who are not  interested  persons of the Fund and who have no direct or indirect  financial  interest in the  operation of the
Plan or in any  agreement  related to the Plan or by vote of a  majority  of the outstanding voting securities of the Fund.

      The Plan may not be amended so as to materially increase the amount of the distribution  fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Fund. In addition, no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

      For the  Fund's  fiscal  year  ended on October  31,  2001,  the Fund paid
Ingalls & Snyder 12b-1  distribution fees totaling $12,687,  after giving effect to the distribution fee waiver described above, which became effective as of May
25, 2001.  Expenses incurred by Ingalls & Snyder paid out of 12b-1 fees received from the Fund  totaled  $168 in the 2001  fiscal  year.  For the period from the
Fund's  inception on February 15, 2000 through the end of the Fund's fiscal year ended on October 31, 2000,  the Fund paid  Ingalls & Snyder  12b-1  distribution fees totaling  $10,185.  Expenses incurred by Ingalls & Snyder paid out of 12b-1 fees received from the Fund totaled $917 in the 2000 fiscal year. As a result of the fee waiver  described above, the Fund did not pay Ingalls & Snyder any 12b-1 distribution fee during the 2002 fiscal year.

      Independent Public Accountants

      Ernst & Young LLP, 111 East Kilbourn Avenue, Milwaukee,  Wisconsin, 53202,
independent  accountants for the Fund,  audit and report on the Fund's financial statements and review the Fund's tax returns.

PORTFOLIO TRANSACTIONS; BROKERAGE AND TURNOVER

      The  investment  adviser  is  responsible  for  decisions  to buy and sell securities and other investments for the Fund, the selection of brokers, dealers and futures commission  merchants to effect the transactions and the negotiation of brokerage commissions, if any.

      Broker-dealers   may   receive   brokerage    commissions   on   portfolio
transactions,  including  options  and  the  purchase  and  sale  of  underlying securities  upon the  exercise  of  options.  On foreign  securities  exchanges, commissions  may be fixed.  Orders  may be  directed  to any  broker or  futures commission  merchant  including,  to the extent and in the manner  permitted  by applicable  law,  Ingalls  & Snyder.  Brokerage  commissions  on  United  States securities,  options  and  futures  exchanges  or boards of trade are subject to negotiation  between the investment adviser and the broker or futures commission merchant. In the over-the-counter markets,  securities are generally traded on a
"net" basis with dealers  acting as principal  for their own accounts  without a stated commission,  although the price of the security usually includes a profit to the dealer.  In underwritten  offerings,  securities are purchased at a fixed price which includes an amount of  compensation  to the  underwriter,  generally referred to as the underwriter's  concession or discount.  On occasion,  certain money market instruments and U.S.  Government agency securities may be purchased directly from the issuer,  in which case no  commissions  or discounts are paid.
The Fund will not deal with Ingalls & Snyder in any transaction in which Ingalls
& Snyder (or any affiliate)  acts as principal,  except in accordance with rules of the SEC. Thus, it will not deal in the over-the-counter market with Ingalls &
Snyder acting as market maker,  and it will not execute a negotiated  trade with
Ingalls & Snyder if execution involves Ingalls & Snyder acting as principal with respect to any part of the Fund's order.

      In placing  orders for portfolio  securities of the Fund,  the  investment adviser's primary objective is to obtain the best combination of favorable price and  efficient  execution  consistent  with  obtaining  investment  research and
research   related  services  at  reasonable  cost.  There  is  no  pre-existing commitment  to place  orders  with any  broker,  dealer  or  futures  commission merchant.  In  selecting  a  particular  broker,  dealer or  futures  commission merchant, the investment adviser considers a number of factors,  including:  the broker's,  dealer's or futures commission  merchant's  commission rate and other transaction  costs;  the nature of the  portfolio  transaction;  the size of the transaction;  the desired  timing of the trade;  trading  patterns  and activity expected  in the market for the  particular  transaction;  confidentiality;  the execution, clearance and settlement capabilities of the firm; the firm's ability to handle difficult  trades;  the availability of research and  research-related services through the firm; the investment  adviser's  knowledge of the financial stability  of the firm;  the  investment  adviser's  knowledge  of any actual or apparent  operational  problems of the firm; and prior  performance in servicing the investment adviser and its clients.  In consideration of these factors,  the
Fund may pay transaction costs in excess of that which another broker, dealer or
futures   commission   merchant  might  have  charged  for  effecting  the  same
transaction.

      In  transactions  with respect to equity  securities  and U.S.  Government securities  executed in the  over-the-counter  market,  purchases  and sales are transacted directly with principal  market-makers  except in those circumstances where,  in the opinion of the investment  adviser,  better prices and executions are available elsewhere.

      The  allocation  of orders  among firms and the  commission  rates paid is reviewed periodically by the Fund's Trustees.

      The research and  research-related  services  considered by the investment adviser in selecting brokers,  dealers and futures commission merchants include, among  other  things,  information  as to the  availability  of  securities  for purchase or sale,  statistical or factual  information or opinions pertaining to
investments,  research  reports,  research  compilations,   economic  data,  and
investment  related  periodicals  and seminars.  The investment  adviser may use research  and  research  related  services  provided  by brokers  and dealers in servicing all its clients, including the Fund, and not all such services will be used by the investment  adviser in connection with the Fund.  Brokerage may also be allocated to dealers in  consideration  of their  distribution  of the Fund's shares but only when execution and price are comparable to that offered by other brokers.

      Subject  to  the  above  considerations,  Ingalls  &  Snyder  may  act  as securities  broker for the Fund,  and there is no limit on the percentage of the
Fund's  orders that may be directed to Ingalls & Snyder.  In order for Ingalls &
Snyder (or any affiliate) to effect any portfolio transactions for the Fund, the commissions,  fees or other  remuneration  received  by Ingalls & Snyder (or any affiliate)  must be  reasonable  and fair compared to the  commissions,  fees or
other   remuneration   paid  to  other  firms  in  connection   with  comparable
transactions involving similar securities being purchased or sold on an exchange or board of trade during a comparable  period of time. This standard would allow
Ingalls & Snyder (or any  affiliate)  to  receive no more than the  remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length  transaction.  Furthermore,  the Trustees of the Fund,  including a majority of the  non-interested  Trustees,  have  adopted  procedures  which are reasonably designed to provide that any commissions,  fees or other remuneration paid to Ingalls & Snyder (or any affiliate)  are  consistent  with the foregoing standard.  In accordance  with Section 11(a) of the  Securities  Exchange Act of
1934,  as amended,  Ingalls & Snyder may not retain  compensation  for effecting transactions on a national  securities exchange for the Fund unless the Fund has expressly  authorized  the  retention  of such  compensation.  If the Fund  pays brokerage commissions to Ingalls & Snyder,  Ingalls & Snyder must furnish to the
Fund at least  annually  a  statement  setting  forth  the  total  amount of all compensation  retained by Ingalls & Snyder from  transactions  effected  for the
Fund during the  applicable  period.  Brokerage  and futures  transactions  with
Ingalls & Snyder (or any affiliate) also are subject to such fiduciary standards as may be imposed upon Ingalls & Snyder (or such  affiliate) by applicable  law.
The table below sets forth the aggregate brokerage  commissions paid by the Fund during its three most  recent  fiscal  years and the amount of such  commissions paid to Ingalls & Snyder.

                                                                      Percentage of
                                                                    Aggregate Dollar
   Fiscal                     Commissions     Percentage of             Amount of
   Years        Aggregate        Paid to      Commissions        Transactions Effected
   Ending       Brokerage       Ingalls &    Paid to Ingalls        through Ingalls &
 October 31    Commissions        Snyder         & Snyder                Snyder

    2002          $2,068              $0                0%                    5%
    2001         $12,552         $12,384               99%                   87%
    2000         $51,834         $51,834              100%                  100%

      The brokerage  commissions  set forth above for the fiscal year 2000 cover the period from the Fund's inception on February 15, 2000 through the end of the fiscal  year and  reflects  commissions  paid in  connection  with  the  initial investment of the Fund's assets.  The percentage of the aggregate  dollar amount of transactions effected through Ingalls & Snyder differs from the percentage of commissions  paid to Ingalls & Snyder for the year 2001 because  another  broker used during 2001 did not charge any commissions for transactions  executed by it and for the year 2002 because Ingalls & Snyder executed a number of transactions without charging any commission.

      The  investment   adviser  provides   investment   advisory   services  to
individuals and other institutional clients,  including corporate pension plans, profit-sharing  and other employee  benefit trusts and other  investment  pools.
There may be occasions when other  investment  advisory  clients  advised by the investment  adviser may also  invest in the same  securities  as the Fund.  When these clients buy or sell the same  securities at  substantially  the same time, the investment adviser may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client,  including the Fund.  As well, to the extent  permitted by law, the investment  adviser may aggregate the securities to be sold or purchased for the
Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions.

      The Fund does not  normally  engage in  frequent  trading  activities  for
short-term  gains;   however,  the  investment  adviser  will  effect  portfolio transactions  without  regard  to  holding  period  if,  in its  judgment,  such transactions are advisable in light of a change in circumstances of a particular company or within a  particular  industry  or in  general  market,  economic  or financial  conditions.  While the Fund  anticipates  that its  annual  portfolio turnover rate should not exceed 50% under normal conditions, it is impossible to predict portfolio  turnover rates. For the Fund's fiscal years ended October 31,
2002 and 2001 and for the period from the Fund's  inception on February 15, 2000 through  the end of the Fund's  fiscal  year on  October  31,  2000,  the Fund's portfolio  turnover  rate was  43%,  43% and 21%,  respectively.  The  portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose  maturities  at the  time of  acquisition  were  one  year or less) by the monthly average value of the securities in the portfolio during the year.

SHARES OF BENEFICIAL INTEREST

      The Trust is a series  business trust that currently  offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of  shares,  with a par value of $0.001  each.  Each  share has equal  dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued,  will be fully paid and nonassessable.  Fractional shares  have  proportional  voting  rights.  Shares  of the  Fund  do  not  have cumulative  voting  rights,  which  means that the  holders of a majority of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of  Trustees.  As of December 31, 2002, the Fund's  Trustees,  officers and members of the Advisory Board as a group own
27.6%  of the  Fund's  equity  securities.  Shares  will be  maintained  in open accounts on the books of the transfer agent, and stock certificates representing shares of the Fund will not be issued.

      If they deem it advisable and in the best interests of  shareholders,  the
Trustees  may  create  additional  funds or  series,  each of  which  represents interests  in a separate  portfolio  of  investments  and is subject to separate liabilities,  and may  create  multiple  classes  of  shares in any such fund or series,  which may  differ  from each other as to  expenses  and  dividends.  If additional funds are created,  shares of each fund will be entitled to vote only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the
Trust's liquidation,  all shareholders of a fund would share pro-rata in the net assets of such fund available for  distribution  to  shareholders  of that fund, but,  as  shareholders  of such a fund,  would not be  entitled  to share in the distribution of assets belonging to any other fund.

DIVIDENDS

      A  shareholder  will  automatically  receive all dividend and capital gain distributions  in additional  full and fractional  shares of the Fund unless the
shareholder   elects  to  receive  such  dividends  or  distributions  in  cash.
Shareholders  will  receive  a  confirmation  of each new  transaction  in their account.  The Fund will confirm all account  activity,  including the payment of dividend  and  capital  gain  distributions  and all  Fund  share  transactions.
Shareholders may rely on these statements in lieu of stock certificates.

      Dividend or redemption  checks sent to a shareholder  do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by a shareholder's failure to cash such checks.

      If dividend  checks are  returned to the Fund as  undeliverable  or marked
"unable to forward" by the postal service, the Fund will consider this a request by the shareholder to change the dividend option to reinvest all  contributions.
The proceeds will be  reinvested  in additional  shares at their net asset value until the Fund receives new instructions.

ADDITIONAL INFORMATION CONCERNING DISTRIBUTIONS AND TAXES

      The  following   includes  a  summary  of  selected   federal  income  tax
considerations  that may affect the Fund and its  shareholders and is based upon
the  Internal   Revenue  Code  of  1986,  as  amended  (the  "Code"),   Treasury

regulations,  court  decisions  and IRS rulings now in effect,  all of which are subject to change.  It does not purport to deal with all aspects of U.S. federal income taxation that may be relevant to the Fund and its  shareholders  and does not discuss the tax consequences that may be relevant to shareholders subject to special rules, such as certain financial  institutions,  insurance companies and dealers in securities.  Shareholders that are tax-exempt entities generally will not be subject to tax on  distributions  by the Fund and  shareholders  who hold their shares through  tax-advantaged  retirement  accounts generally will not be subject to taxation until  distributions  are made from such  accounts.  Because everyone's  tax  situation  is  unique,  please  be sure  to  consult  your  tax professional regarding federal, state, local and foreign tax consequences.

      Distributions

      Distributions of Net Investment Income. The Fund receives income generally in the form of dividends  and  interest on its  investments.  This income,  less expenses  incurred in the operation of the Fund,  constitute  its net investment income from which dividends may be paid to  shareholders.  Any  distributions by the Fund from such  income  will be taxable  to U.S.  shareholders  as  ordinary income, whether such income is taken in cash or in additional shares.

      Distributions  of Capital  Gains.  The Fund may derive  capital  gains and losses  in  connection  with  sales  or  other  dispositions  of  its  portfolio securities.  Distributions  derived  from net  short-term  capital  gain will be taxable to U.S. shareholders as ordinary income.  Distributions derived from net
long-term   capital  gains  realized  by  the  Fund  will  be  taxable  to  U.S.
shareholders as long-term  capital gain,  regardless of how long the shares have been held. A net capital loss realized by the Fund for a tax year may be carried over by the Fund to offset  capital  gain  realized  by the Fund for eight years following the year of the loss.  Any net  short-term or long-term  capital gains realized  by the Fund (net of any capital  loss  carryovers)  generally  will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate  federal  excise or income taxes on the Fund. If the Fund sells an investment with substantial unrealized gains, those gains will be taxable to you if you own shares at the time the Fund distributes such gains, even  though  you may not have been a  shareholder  of the Fund  during all or a portion of the period during which the unrealized gains were accumulated.

      Information  on the Tax Character of  Distributions.  The Fund will inform all  shareholders of the amount and character of all  distributions  at the time they are paid and will advise  shareholders of the tax status for federal income tax  purposes of such  distributions  shortly  after the close of each  calendar year.

      Taxation of the Fund

      Election to be Taxed as a Regulated  Investment Company.  The Fund intends to be treated as a regulated  investment  company under Subchapter M of the Code and  intends to so qualify  during  the  current  fiscal  year.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it distributes  to  shareholders.  The Board of Trustees  reserves the right not to maintain the  qualification  of the Fund as a regulated  investment company  if it  determines  such  course  of  action  to be  beneficial  to  the shareholders.  In such case, the Fund would be subject to federal,  and possibly state,  corporate taxes on its taxable income and gains,  and  distributions  to shareholders  would be taxed as  ordinary  dividend  income to the extent of the
Fund's available earnings and profits.

      Excise  Tax  Distribution  Requirements.  The  Code  requires  the Fund to distribute  at least  98% of its  taxable  ordinary  income  earned  during  the calendar  year and 98% of its capital gain net income  earned  during the twelve month period ending  October 31 (in addition to any ordinary  income and capital gain net income not  distributed in the prior year) to  shareholders by December
31 of each year in order to avoid  federal  excise  taxes.  The Fund  intends to declare and pay sufficient dividends in December (or in January that are treated by  shareholders as received in December) to avoid federal excise taxes but does not  guarantee  and can  give no  assurances  that  such  distributions  will be sufficient to eliminate all such taxes.

      Capital Loss Carryovers

      As of  October  31,  2002,  the  Fund  had a  capital  loss  carryover  of
$1,915,516  for federal  income tax purposes.  Any capital loss carryover of the
Fund will be applied against  capital gains,  and the Fund will not make capital gains distributions until the loss has been offset or has expired.

INVESTMENT PERFORMANCE

      For purposes of quoting and comparing the performance of the Fund to other mutual  funds  and to  relevant  indices  in  advertisements  or in  reports  to shareholders, performance will be stated in terms of total return or yield. Both total return and yield figures are based on the  historical  performance  of the
Fund.

      Total Return Information

      The  following  table sets forth the total return on an  investment in the
Fund for the one-year period ended October 31, 2002, and for the period from the inception of the Fund on February 15, 2000,  through  October 31, 2002,  and the average annual total return for such periods:

                 Total Returns (periods ended October 31, 2002)

                                                                              Life of the
                                                                   1 Year     Fund(1)

Legacy Growth Fund

    Return before Taxes .......................................... -9.13%     -43.30%
    Average Annual Return before Taxes ........................... -9.13%     -18.89%
    Average Annual Return after Taxes on Distributions ........... -9.13%     -18.89%
    Average Annual Return after Taxes on Distributions and
    Sale of Fund Shares .......................................... -5.61%     -14.52%

------------

(1) Since the inception of the Fund on February 15, 2000.

      The  foregoing  information  is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results.
The  investment  return and  principal  value of an  investment in the Fund will fluctuate with changing  market  conditions so that an investor's  shares,  when redeemed,  may be worth more or less than their  original  cost.  Comparisons of total returns on a  year-to-year  basis may facilitate an  understanding  of how changing  market  conditions  affect the Fund.  The average  annual total return permits an investor to identify the overall rate of return  achieved by the Fund during a multi-year period without regard to year-to-year variations.

      Total Return before Taxes shows the  percentage  change in the value of an investment in the Fund over the specified  periods,  assuming (i) a hypothetical investment of $1,000 at the beginning of the period,  (ii)  reinvestment  of all dividends  and  distributions,  (iii)  deduction of all  applicable  charges and expenses and (iv) a complete redemption at the end of the period, without taking into account any federal,  state or local income taxes that may be payable by an investor.  The Fund's  Average  Annual Total Return before Taxes  represents the annual  compounded  growth rate that would produce the Total Return before Taxes achieved over the  applicable  period.  For example,  an average  annual rate of return of 7.18% would produce a cumulative total return of 100% over a period of
10 years.

      The  Average  Annual  Return  after  Taxes on  Distributions  assumes  the reinvestment  of all dividends and  distributions  after payment of taxes on the
dividends  and   distributions.   The  Average  Annual  Return  after  Taxes  on
Distributions  and Sale of Fund  Shares  reflects  both the  effect  of taxes on dividends and  distributions  and any tax on capital gains realized upon sale of the  shares.  After-tax  returns are  calculated  using the  historical  highest individual  federal  marginal  income tax rates,  as in effect from time to time over the  measurement  period,  and do not reflect the impact of state and local taxes.  Actual  after-tax  returns depend on an investor's tax situation and may differ  from those  shown,  and  after-tax  returns  shown are not  relevant  to investors who hold their Fund shares through  tax-deferred  arrangements such as
401(k) plans or individual  retirement  accounts or to foreign investors who are subject to different taxation rules.

      Under the rules of the SEC, the Fund's Average Annual Total Return must be calculated according to the following formula:

P (1 + T)N = ERV

      In advertising its total return and average annual total

      Where:  P =   a hypothetical initial payment of $1,000
              T =   average annual total return
              N =   number of years
              ERV = ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the applicable periods.

      When the period  covered by the  performance  information is less than one year,  the return  quoted will be the total return  rather than  average  annual total return.  The  performance  information  provided or advertised by the Fund would not reflect any  deduction or  adjustment  for sales or other charges that may be imposed by any investment adviser,  financial planner,  broker, dealer or other investment professional or through a fund supermarket,  retirement plan or other intermediary.

      Average  Annual Total Return after Taxes on  Distributions  is  calculated according to the following formula:

P (1 + T)N = ATVD

      In advertising its total return and average annual total

      Where:  P =    a hypothetical initial payment of $1,000
              T =    average annual total return (after taxes on distributions)
              N =    number of years
              ATV =  ending  redeemable  value of a hypothetical  $1,000 payment
                 D   made at the  beginning  of the  applicable  periods,  after
                     taxes  on  Fund   distributions  but  not  after  taxes  on
                     redemptions.

      Average Annual Total Return after Taxes on Distributions  and Sale of Fund
Shares is calculated according to the following formula:

P (1 + T)N = ATVDR

      In advertising its total return and average annual total

      Where:  P =     a hypothetical initial payment of $1,000
              T =     average annual total return (after taxes on distributions)
              N =     number of years
              ATV   = ending  redeemable  value of a hypothetical  $1,000 payment
                 DR   made at the  beginning  of the  applicable  periods,  after taxes on Fund distributions and redemptions.

      Yield Information

      From  time to  time,  the  Fund  also  may  advertise  a yield  figure.  A portfolio's  yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price.  Under the rules of the SEC, yield must be calculated according to the following formula:

Where:

                a = dividends and interest earned during the period.
                b = expenses accrued for the period (net of reimbursements).
                c = the average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
                d = the maximum offering price per share on the last day of the period.

      Yields for the Fund used in  advertising  are  computed  by  dividing  the
Fund's interest and dividend income for a given 30-day period,  net of expenses, by the average  number of shares  entitled to receive  distributions  during the period, dividing this figure by a Fund's offering price at the end of the period and annualizing the result  (assuming  compounding of income) in order to arrive at an  annual  percentage  rate.  Income is  calculated  for  purposes  of yield quotations in accordance with standardized  methods  applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily  basis,  solely for the  purposes of yield  calculations.  In general,  interest  income is reduced with respect to bonds trading at a premium over their par value by  subtracting  a portion of the premium  from income on a daily  basis and is  increased  with  respect to bonds  trading at a discount by adding a portion  of the  discount  to daily  income.  Capital  gains and losses generally are excluded from the calculation.  Income  calculated for the purpose of  calculating  a Fund's  yield  differs  from income as  determined  for other accounting  purposes.  Because of the different  accounting  methods  used,  and because of the compounding assumed in yield calculations, the yield quoted for a

Fund may differ  from the rate of  distributions  paid by the Fund over the same period or the rate of income reported in the Fund's financial statements.

      Performance Comparisons

      The Fund may compare its total  return and average  annual total return to the performance of various indices including,  but not limited to, the Dow Jones
Industrial Average,  the Standard & Poor's 500 Stock Index, Russell indices, the
Lipper Large Cap Growth Fund Index and the Value Line Composite  Index. The Fund
may also advertise the performance rankings assigned by various publications and statistical  services,  including  but not  limited to SEI,  Lipper  Mutual Fund
Performance Analysis, Intersect Research Survey of Non-U.S. Equity Fund Returns,
Frank Russell International  Universe, and any other data which may be presented from  time to time by such  analysts  as Dow  Jones,  Morningstar,  Inc.,  Chase
Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies,
Inc., the Consumer Price Index ("CPI"),  The Bank Rate Monitor  National  Index,
IBC/Donaghue's Average/U.S.  Government and Agency, or as they appear in various publications  including  but not  limited to The Wall  Street  Journal,  Forbes,
Barron's,  Fortune,  Money  Magazine,  The  New  York  Times,  Financial  World,
Financial Services Week, USA Today and other regional publications.

FINANCIAL STATEMENTS

      The  financial  statements  of the Fund  contained in its annual report to shareholders  for the fiscal year ended  October 31, 2002,  including  the notes thereto  and the report of Ernst & Young  LLP,  filed  with the  Securities  and
Exchange Commission (the "Annual Report"), are incorporated herein by reference.
Such financial  statements for the fiscal year ended October 31, 2002, have been audited by Ernst & Young LLP. The  financial  statements  for prior periods were audited by Arthur  Andersen LLP. This Statement of Additional  Information  does not incorporate any other portion of the Annual Report.

      The Fund will provide a copy of the Annual Report  without  charge to each person to whom this Statement of Additional Information is delivered.  Investors should  direct  requests  to the Fund in writing  c/o  Ingalls & Snyder  LLC, 61
Broadway, New York, NY 10006-2802 or by telephone at 800-221-2598.

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

      (a)   Certificate of Trust of the Registrant

                  (1)   Agreement and  Declaration of Trust of Registrant  dated
                        July 14, 1999.  (Previously filed as Exhibit 23(a)(1) to
                        Pre-Effective Amendment No. 2 on December 27, 1999.)

                  (2)   Certificate of Trust of Registrant  dated July 14, 1999.
                        (Previously   filed   as   Exhibit   23(a)(2)   to   the
                        Registration Statement on July 27, 1999.)

      (b)   By-Laws of the Registrant. (Previously filed as Exhibit 23(b) to the
            Registration Statement on July 27, 1999.)

      (c)   Instruments Defining Rights of Security Holders

                  (1)   Agreement and Declaration of Trust. (Previously filed as
                        Exhibit  23(a)(1) to  Pre-Effective  Amendment  No. 2 on
                        December 27, 1999.)

                  (2)   Certificate  of  Trust.  (Previously  filed  as  Exhibit
                        23(a)(2)  to the  Registration  Statement  on  July  27,
                        1999.)

                  (3)   By-Laws  of  Registrant.  (Previously  filed as  Exhibit
                        23(b) to the Registration Statement on July 27,1999.)

      (d)   Investment  Advisory  Agreement between the Registrant and Ingalls &
            Snyder,  LLC.  (Previously  filed as Exhibit 23(d) to  Pre-Effective
            Amendment No. 2 on December 27, 1999.)

      (e)   Distribution  Agreement between the Registrant and Ingalls & Snyder,
            LLC.  (Previously filed as Exhibit 23(e) to Pre-Effective  Amendment
            No. 2 on December 27, 1999.)

      (f)   Not Applicable

      (g)   Custodian  Servicing Agreement between the Registrant and U.S. Bank,
            N.A. (formerly known as Firstar Bank Milwaukee,  N.A.).  (Previously filed  as  Exhibit  23(g)(1)  to  Pre-Effective  Amendment  No. 2 on
            December 27, 1999.)

      (h)   Other Material Contracts

                  (1)   Fund  Administration  Servicing  Agreement  between  the
                        Registrant  and U.S.  Bancorp  Fund  Services  (formerly

                        known as Firstar Mutual Fund Services, LLC). (Previously
                        filed as Exhibit 23(h)(1) to Pre-Effective Amendment No.
                        2 on December 27, 1999.)

                  (2)   Fund   Accounting   Servicing   Agreement   between  the
                        Registrant  and U.S.  Bancorp  Fund  Services  (formerly
                        known as Firstar Mutual Fund Services, LLC). (Previously
                        filed as Exhibit 23(h)(2) to Pre-Effective Amendment No.
                        2 on December 27, 1999.)

                  (3)   Transfer   Agent   Servicing   Agreement   between   the
                        Registrant  and U.S.  Bancorp  Fund  Services  (formerly
                        known as Firstar Mutual Fund Services, LLC). (Previously
                        filed as Exhibit 23(h)(3) to Pre-Effective Amendment No.
                        2 on December 27, 1999.)

      (i)   Legal Opinion and Consent of Hughes Hubbard & Reed LLP.

      (j)   Consent of independent public accountants.

      (k)   Not Applicable

      (l)   Initial  Capital  Agreement.  (Previously  filed as Exhibit 23(l) to
            Pre-Effective Amendment No. 3 on February 3, 2000.)

      (m)   Distribution   Plan.   (Previously   filed  as   Exhibit   23(m)  to
            Pre-Effective Amendment No. 2 on December 27, 1999.)

      (n)   Not Applicable

      (o)   Not Applicable

      (p)   Code of Ethics. (Previously filed as Exhibit 23(p) to Post-Effective
            Amendment No. 2 on February 3, 2000.)

      (q)   Secretary's Certificate and Powers of Attorney.

Item 24.  Persons Controlled by or under Common Control with the Fund

      As of December 31, 2002, the Fund's Trustees,  officers and members of the
Advisory Board as a group owned 27.6% of Fund's equity securities.

      Thomas O. Boucher,  Jr. and Robert L. Gipson,  who are a Managing Director
and a Senior Director, respectively, of Ingalls & Snyder are general partners of
Ingalls & Snyder Value Partners,  L.P. ("Value  Partners").  Value Partners is a
private  investment  fund organized as a New York limited  partnership for which
Ingalls & Snyder acts as investment  adviser.  Ingalls & Snyder, LLC is a member of I&S Technology Capital, L.L.C., and of Underhill Capital, L.L.C., the general partners  of  I&S  Technology  Partners,  L.P.  and  Underhill  Partners,  L.P.,
respectively,  which are private investment  partnerships organized in the State of New York that invest in a variety of securities.

Item 25.  Indemnification

      Reference  is  made to  Section  7.02 of the  Registrant's  Agreement  and
Declaration  of Trust,  which  provides  that,  subject to the provisions of the
Fund's Bylaws,  the Trust out of its assets may indemnify and hold harmless each and every  Trustee and officer of the Trust from and against any and all claims, demands,  costs,  losses,  expenses,  and damages  whatsoever  arising out of or related  to such  Trustee's  performance  of his or her  duties as a Trustee  or officer of the Trust, except that the Trust is not obligated to indemnify,  hold harmless or protect any Trustee or officer from or against any  liability to the
Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Article VI of the Fund's  Bylaws  provide  that the Trust is  obligated to indemnify  the  Trustees and officers of the Trust if the Trustee or officer was or is a party or is threatened to be made a party to any proceeding  (other than an action  by or in the right of the  Trust) by reason of the fact that such the
Trustee  or  officer  is or was a  Trustee  or  officer  of the  Trust,  against
expenses,   judgments,   fines,  settlements  and  other  amounts  actually  and
reasonably incurred in connection with such proceeding, if it is determined that the Trustee or officer acted in good faith and reasonably  believed:  (a) in the case of conduct in his  official  capacity,  that his conduct was in the Trust's best  interests  and (b) in all other  cases,  that his conduct was at least not opposed  to the  Trust's  best  interests  and  (c) in the  case  of a  criminal proceeding,  that he had no  reasonable  cause to  believe  the  conduct of that person was unlawful.

      In the case of  actions  by or in the  right of the  Trust,  the  Trust is obligated  to  indemnify  any  Trustee or  officers  who was or is a party or is threatened  to be made a party to any such  proceeding by or in the right of the
Trust to procure a judgment  in its favor by reason of the fact that that person is or was a Trustee  or  officer of the Trust,  against  expenses  actually  and reasonably  incurred by that person in connection with the defense or settlement of that action if the Trustee or officer  acted in good faith,  in a manner that he  believed  to be in the best  interests  of the  Trust  and with  such  care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

      There is no right to  indemnification  for any liability arising by reason of willful misfeasance,  bad faith, gross negligence,  or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's  office with the Trust. Indemnification may not be made:

            (i) In respect of any  proceeding as to which the Trustee or officer shall have been  adjudged  to be liable on the basis that  personal  benefit was improperly  received by him,  whether or not the benefit resulted from an action taken in the person's official capacity; or

            (ii) In respect of any proceeding as to which that person shall have been  adjudged  to be liable in the  performance  of that  person's  duty to the
Trust,  unless  and only to the extent  that the court in which that  action was brought  shall  determine  upon  application  that in  view of all the  relevant circumstances  of the case,  that  person is fairly and  reasonably  entitled to indemnity for the expenses  which the court shall  determine;  however,  in such case,  indemnification  with respect to any proceeding by or in the right of the

Trust or in which  liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

            (iii) Of  amounts  paid in  settling  or  otherwise  disposing  of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding  which is settled or otherwise  disposed of without court approval,
unless  the   indemnification   is  approved  based  on  a  determination   that
indemnification of the Trustee or officer is proper in the circumstances because the  Trustee or officer  has met the  applicable  standard of conduct and is not prohibited  from  indemnification  because of the  disabling  conduct  described above, by:

            (A) a majority  vote of a quorum  consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust;

            (B) a written opinion by an independent legal counsel; or

            (C) the shareholders.

      To the extent that a Trustee or officer has been successful, on the merits or otherwise,  in the defense of any  proceeding  before the court or other body before  whom the  proceeding  was  brought,  the  Trustee  or  officer  shall be indemnified  against expenses actually and reasonably incurred by the Trustee or officer in connection therewith,  provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts,  the  Trustee or officer was not liable by reason of the disabling conduct described above.

      Expenses incurred in defending any proceeding may be advanced by the Trust before  the final  disposition  of the  proceeding  if (a)  receipt of a written affirmation  by the Trustee or officer of his good faith  belief that he has met the standard of conduct necessary for  indemnification and a written undertaking by or on behalf of the  Trustee or officer to repay the amount of the advance if it is ultimately  determined that he has not met those  requirements,  and (b) a determination that the facts then known to those making the determination  would not preclude indemnification.

      The Trust  intends to purchase  and maintain  insurance  which will insure
Trustees and officers of the Trust  against any  liability  asserted  against or incurred  by the  Trustee  or  officer in such  capacity  or arising  out of the
Trustee's or officer's status as such to the fullest extent permitted by law.

      Pursuant to Rule 484 under the  Securities  Act of 1933,  as amended,  the
Registrant furnishes the following undertaking:

            Insofar  as   indemnification   for  liability   arising  under  the
      Securities Act of 1933 (the "Act") may be permitted to trustees,  officers and  controlling  persons  of the  Registrant  pursuant  to the  foregoing provisions,  or otherwise,  the  Registrant  has been advised that, in the opinion of the Securities and Exchange Commission such  indemnification is against  public  policy  as  expressed  in  the  Act  and  is,  therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such  trustee,  officer  or  controlling  person  in  connection  with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit
      to  a  court  of  appropriate   jurisdiction  the  question  whether  such
      indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      In  addition,  the  Trust  has been  advised  that in the  opinion  of the
Securities and Exchange Commission, indemnification by the Trust of its Trustees and officers against liabilities arising out of willful misfeasance,  bad faith, gross negligence or reckless  disregard of the duties involved in the conduct of their respective offices is against public policy and, therefore, unenforceable.
In the event that any questions  arise as to the  lawfulness of  indemnification under the  Investment  Company Act of 1940 or the  advancement  of legal fees or other expenses incurred by its officers and Trustees, the Trust will not advance
such  expenses  or  provide  such  indemnification   unless  there  has  been  a
determination  by a court,  by a vote of a majority  of a quorum  consisting  of disinterested, non-party directors, or by independent legal counsel in a written opinion  or by other  reasonable  and fair means  that such  indemnification  or advancement  would not violate Section 17 of the Investment  Company Act of 1940 and the rules and regulations thereunder.

      In addition, the Trust has entered into a Directors and Officers Liability
Insurance  Policy,  which insures  against loss that any Trustees or officers of the Trust are  obligated  to pay by reason of claims  based on actual or alleged breach of duty, neglect, error, misstatement,  misleading statement, omission or other act done or wrongfully attempted or any matter claimed against them solely by reason of their being  Trustees or  officers.  The policy does not protect or purport to protect any Trustee or officer against any loss arising from fines or penalties  imposed by law or matters which may be deemed  uninsurable  under the law. The Trust has also entered into an Errors & Omissions Liability  Insurance, which provides coverage to past, present and future Trustees.

Item 26. Business and Other Connections of Investment Adviser

      The name and  address of each  managing  director,  officer and partner of
Ingalls & Snyder,  LLC,  together  with their  positions  with Ingalls & Snyder, their positions,  if any, with the Fund and their other business connections for the past two years are set forth below.

Name and Principal Business       Positions and Offices with     Positions and Offices       Business and
Address                             Ingalls & Snyder, LLC              with Fund           Other Connections

Lawton Storrs Lamb                    Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

William Reed Simmons                  Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Edward H. Oberst                      Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Thomas O. Boucher, Jr.                Managing Director                  Trustee      General Partner of Ingalls &
Ingalls & Snyder, LLC                                                                  Snyder Value Partners, L.P.
61 Broadway                                                                                   61 Broadway
New York, New York 10006-2802                                                         New York, New York 10006-2802

Name and Principal Business       Positions and Offices with     Positions and Offices       Business and
Address                             Ingalls & Snyder, LLC              with Fund           Other Connections

John Joseph Dougherty                 Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Steven Michael Foote                  Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Robert E. Belknap                     Managing Director          President and portfolio          None
Ingalls & Snyder, LLC                                                    manager
61 Broadway
New York, New York 10006-2802

Christopher R. Siege                  Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Thomas P. DiTosto                     Managing Director                   None                    None
Ingalls & Snyder, LLC
61 Broadway
New York, New York 10006-2802

Item 27.  Principal Underwriters

      (a)   Not Applicable.

      (b)   Please see Item 26.

      (c)   Not applicable.

Item 28.  Location of Accounts and Records

      The books and other documents  required to be maintained  pursuant to Rule
31a-1(b)  (4)  and  (b)  (10)  are  in the  physical  possession  of the  Fund's
Investment  Adviser,  Ingalls & Snyder LLC,  61  Broadway,  New York,  New York,
10006-2802;  accounts,  books and other documents  required by Rule 31a-1(b) (5)
through (7) and (b) (11) and Rule  31a-1(f)  are in the physical  possession  of
Ingalls & Snyder LLC, 61 Broadway,  New York,  New York,  10006-2802;  all other books,  accounts and other  documents  required to be  maintained  under Section
31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the  physical  possession  of U.S.  Bancorp  Fund  Services,  LLC, 615 E.
Michigan  Street,  Milwaukee,  WI 53202,  and U.S. Bank, N.A., 425 Walnut Street
Cincinnati, OH 45202.

Item 29.  Management Services

      Not Applicable.

Item 30.  Undertakings

      Not applicable.

                                   SIGNATURES

      Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for effectiveness of this  Registration  Statement or amendment under Rule 485(b) under the Securities Act and has duly caused this Registration
Statement or amendment  to be signed on its behalf by the  undersigned,  thereto duly authorized, in the City of New York, and State of New York, on February 28,
2003.

                                      THE LEGACY FUNDS, INC.

                                       By: /s/ Robert E. Belknap
                                           -------------------------------------
                                           Robert E. Belknap
                                           President

      Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  or  amendment  has been signed  below by the  following persons in the capacities and on the dates indicated:

         /s/ Robert E. Belknap            President (Principal Executive     February 28, 2003
   ---------------------------------      Officer)
          (Robert E. Belknap)

         /s/ Elizabeth A. Larson          Treasurer (Principal Financial     February 28, 2003
   ---------------------------------      Officer)
          (Elizabeth A. Larson)

         /s/ Thomas O. Boucher Jr.        Trustee                            February 28, 2003
   ---------------------------------
         (Thomas O. Boucher Jr.)

         /s/ Barnabas B. B. Breed   *     Trustee                            February 28, 2003
   ---------------------------------
          (Barnabas B. B. Breed)

         /s/ William J. McDonough   *     Trustee                            February 28, 2003
   ---------------------------------
          (William J. McDonough)

* By: /s/ ELIZABETH LARSON
      --------------------
        Elizabeth Larson
        Attorney-in-Fact